    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 27, 1999


                                                SECURITIES ACT FILE NO. 33-14190
                                        INVESTMENT COMPANY ACT FILE NO. 811-5149
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                          PRE-EFFECTIVE AMENDMENT NO.                        / /


                        POST-EFFECTIVE AMENDMENT NO. 20                      /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/


                                AMENDMENT NO. 22                             /X/


                        (CHECK APPROPRIATE BOX OR BOXES)

                         ------------------------------

                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                         ------------------------------


                              ONE FINANCIAL CENTER
                          BOSTON, MASSACHUSETTS 02111
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
                                 (617) 342-1600
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)


                         ------------------------------

                                ROBERT W. CROOK
                              ONE FINANCIAL CENTER
                          BOSTON, MASSACHUSETTS 02111
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                         ------------------------------

                                   COPIES TO:

        COUNSEL FOR THE FUND:                  MICHAEL J. HENNEWINKEL, ESQ.
          ROGERS & WELLS LLP                   FUND ASSET MANAGEMENT, L.P.
           200 PARK AVENUE                            P.O. BOX 9011
       NEW YORK, NEW YORK 10166                   PRINCETON, NEW JERSEY
  ATTENTION: LEONARD B. MACKEY, JR.,                    08543-9011
                 ESQ.

                            ------------------------


It is proposed that this filing will become effective (check appropriate box)
      / /  immediately upon filing pursuant to paragraph (b)
      /X/  on August 30, 1999 pursuant to paragraph (b)
      / /  60 days after filing pursuant to paragraph (a)(1)
      / /  on (date) pursuant to paragraph (a)(1)
      / /  75 days after filing pursuant to paragraph (a)(2)
      / /  on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
      / /  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            ------------------------

                             SECURITIES REGISTERED

    Shares of beneficial interest of Merrill Lynch Premier Institutional Fund; shares of beneficial interest of Merrill Lynch Institutional Fund; shares of beneficial interest of Merrill Lynch Rated Institutional Fund; shares of beneficial interest of Merrill Lynch Government Fund; shares of beneficial interest of Merrill Lynch Treasury Fund; shares of beneficial interest of Merrill Lynch Institutional Tax-Exempt Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   [LOGO]

PROSPECTUS

                   Merrill Lynch Funds For Institutions Series

                         Merrill Lynch Premier Institutional Fund


                         Merrill Lynch Institutional Fund

                         Merrill Lynch Rated Institutional Fund

                         Merrill Lynch Government Fund

                         Merrill Lynch Treasury Fund


                         Merrill Lynch Institutional Tax-Exempt Fund

                                                                 August 30, 1999


                      This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

                      The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
                                                                            PAGE


                  [ICON]  KEY FACTS
                          ------------------------------------------------------
                          The Funds at a Glance .............................. 4
                          Merrill Lynch Premier Institutional Fund ........... 4
                          Merrill Lynch Institutional Fund ................... 5
                          Merrill Lynch Rated Institutional Fund ............. 6
                          Merrill Lynch Government Fund ...................... 7
                          Merrill Lynch Treasury Fund ........................ 8
                          Merrill Lynch Institutional Tax-Exempt Fund ........ 9
                          Risk/Return Bar Charts for each of the Funds ...... 10
                          Merrill Lynch Premier Institutional Fund .......... 10
                          Merrill Lynch Rated Institutional Fund ............ 10
                          Merrill Lynch Institutional Fund .................. 11
                          Merrill Lynch Government Fund ..................... 11
                          Merrill Lynch Treasury Fund ....................... 12
                          Merrill Lynch Institutional Tax-Exempt Fund ....... 12
                          Fees and Expenses for each of the Funds ........... 13
                          Merrill Lynch Premier Institutional Fund .......... 14
                          Merrill Lynch Institutional Fund .................. 14
                          Merrill Lynch Rated Institutional Fund ............ 14
                          Merrill Lynch Government Fund ..................... 14
                          Merrill Lynch Treasury Fund ....................... 14
                          Merrill Lynch Institutional Tax-Exempt Fund ....... 14
                  [ICON]  DETAILS ABOUT THE FUNDS
                          ------------------------------------------------------
                          How Each Fund Invests ............................. 15
                          Merrill Lynch Premier Institutional Fund .......... 15
                          Merrill Lynch Institutional Fund .................. 15
                          Merrill Lynch Rated Institutional Fund ............ 15
                          Merrill Lynch Government Fund ..................... 17
                          Merrill Lynch Treasury Fund ....................... 18
                          Merrill Lynch Institutional Tax-Exempt Fund ....... 19
                          Investment Risks .................................. 20


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

                          Additional Risks of Merrill Lynch Premier
                          Institutional Fund, Merrill Lynch
                            Institutional Fund, Merrill Lynch Rated
                            Institutional Fund and Merrill Lynch
                            Government Fund ................................. 21

                          Additional Risks of Merrill Lynch Institutional
                          Tax-Exempt Fund ................................... 22

                  [ICON]  YOUR ACCOUNT
                          ------------------------------------------------------

                          How to Buy, Sell and Transfer Shares .............. 23

                          How Shares are Priced ............................. 31

                          Dividends and Taxes ............................... 32

                  [ICON]  MANAGEMENT OF THE FUNDS
                          ------------------------------------------------------

                          Fund Asset Management ............................. 34

                          Financial Highlights for Merrill Lynch Premier
                          Institutional Fund ................................ 35

                          Financial Highlights for Merrill Lynch Institutional
                          Fund .............................................. 36

                          Financial Highlights for Merrill Lynch Rated
                          Institutional Fund ................................ 36

                          Financial Highlights for Merrill Lynch Government
                          Fund .............................................. 37

                          Financial Highlights for Merrill Lynch Treasury
                          Fund .............................................. 37

                          Financial Highlights for Merrill Lynch Institutional
                          Tax-Exempt Fund ................................... 38

                  [ICON]  FOR MORE INFORMATION
                          ------------------------------------------------------

                          Shareholder Reports ....................... Back Cover

                          Statement of Additional Information ....... Back Cover


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

[ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

U.S. GOVERNMENT SECURITIES -- obligations that are issued or have their principal and interest guaranteed by the U.S. Government and are backed by the full faith and credit of the United States.

REPURCHASE AGREEMENTS -- agreements where another party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.
FOREIGN BANK OBLIGATIONS -- debt securities issued by foreign depository institutions and their foreign branches and subsidiaries.
                              MERRILL LYNCH PREMIER INSTITUTIONAL FUND AT A
                              GLANCE
                              --------------------------------------------------

                              WHAT ARE THE FUND'S STATED INVESTMENT OBJECTIVES?


                              The Fund's objectives are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.


                              WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


                              The Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short term U.S. GOVERNMENT SECURITIES, U.S. Government agency securities, bank obligations, commercial paper and REPURCHASE AGREEMENTS. The Fund may also invest in domestic bank obligations and FOREIGN BANK OBLIGATIONS and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 762 days (25 months) in the case of Government securities and 397 days (13 months) in the case of all other securities.


                              Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its objectives.

                              WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                              WHO SHOULD INVEST?


                              The minimum purchase amount for Merrill Lynch Premier Institutional Fund is $10,000,000 per account. The Fund may be an appropriate investment for an institution that:



                                 - Is looking for current income and
                                   liquidity



                                 - Is looking for preservation of capital



                                 - Is investing with short-term goals in
                                   mind, such as for cash reserves


4                           MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

U.S. GOVERNMENT SECURITIES -- obligations that are issued or have their principal and interest guaranteed by the U.S. Government and are backed by the full faith and credit of the United States.

REPURCHASE AGREEMENTS -- agreements where another party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.
FOREIGN BANK OBLIGATIONS -- Debt securities issued by foreign depository institutions and their foreign branches and subsidiaries.
                              MERRILL LYNCH INSTITUTIONAL FUND AT A GLANCE
                              --------------------------------------------------

                              WHAT ARE THE FUND'S STATED INVESTMENT OBJECTIVES?


                              The Fund's objectives are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.


                              WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


                              The Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities primarily consist of short-term U.S. GOVERNMENT SECURITIES, U.S. Government agency securities, bank obligations, commercial paper and REPURCHASE AGREEMENTS. The Fund may also invest in domestic bank obligations and FOREIGN BANK OBLIGATIONS and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 762 days (25 months) in the case of Government securities and 397 days (13 months) in the case of all other securities.


                              Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its objectives.

                              WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                              WHO SHOULD INVEST?


                              The minimum initial purchase amount for Merrill Lynch Institutional Fund is $25,000 per account. The Fund may be an appropriate investment for an institution that:



                                 - Is looking for current income and
                                   liquidity



                                 - Is looking for preservation of capital



                                 - Is investing with short-term goals in
                                   mind, such as for cash reserves


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES        5

[ICON] KEY FACTS


U.S. GOVERNMENT SECURITIES -- obligations that are issued or have their principal and interest guaranteed by the U.S. Government and are backed by the full faith and credit of the United States.

REPURCHASE AGREEMENTS -- agreements where another party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.
FOREIGN BANK OBLIGATIONS -- debt securities issued by foreign depository institutions and their foreign branches and subsidiaries.
                              MERRILL LYNCH RATED INSTITUTIONAL FUND AT A GLANCE
                              --------------------------------------------------

                              WHAT ARE THE FUND'S STATED INVESTMENT OBJECTIVES?


                              The Fund's objectives are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.


                              WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


                              The Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities primarily consist of short term U.S. GOVERNMENT SECURITIES, U.S. Government agency securities, bank obligations, commercial paper and REPURCHASE AGREEMENTS. The Fund may also invest in domestic bank obligations and FOREIGN BANK OBLIGATIONS and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 762 days (25 months) in the case of Government securities and 397 days (13 months) in the case of all other securities.



                              The Fund will maintain a rating from one or more nationally recognized statistical rating organizations (an "NRSRO") that maintain ratings on money market funds.


                              Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its objectives.

                              WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

6                           MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

                              WHO SHOULD INVEST?


                              The minimum purchase amount for Merrill Lynch Rated Institutional Fund is $1,000,000 per account. The Fund may be an appropriate investment for an institution that:



                                 - Is looking for a fund that has a rating
                                   from an NRSRO



                                 - Is looking for current income and
                                   liquidity



                                 - Is looking for preservation of capital



                                 - Is investing with short-term goals in
                                   mind, such as for cash reserves


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES        7

U.S. GOVERNMENT SECURITIES -- obligations that are issued or have their principal and interest guaranteed by the U.S. Government and are backed by the full faith and credit of the United States.

REPURCHASE AGREEMENTS -- agreements where another party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.
FORWARD COMMITMENT -- the purchase of a security for delivery beyond normal settlement periods.
                              MERRILL LYNCH GOVERNMENT FUND AT A GLANCE
                              --------------------------------------------------


                              WHAT ARE THE FUND'S STATED INVESTMENT OBJECTIVES?



                              The Fund's objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.


                              WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

                              The Fund tries to achieve its objectives by investing in U.S. GOVERNMENT SECURITIES, U.S. Government agency securities, U.S. Government sponsored enterprise securities and securities guaranteed by the U.S. Government, U.S. Government agencies, and U.S. Government sponsored enterprises. These securities will have maturities of up to 762 days (25 months). The Fund may enter into REPURCHASE AGREEMENTS and FORWARD COMMITMENTS to purchase securities. The Fund will also invest in securities issued by international organizations that are supported by the U.S. Government, such as the International Bank for Reconstruction and Development.

                              Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its objectives.

                              WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                              WHO SHOULD INVEST?


                              The minimum initial purchase amount for Merrill Lynch Government Fund is $25,000 per account. The Fund may be an appropriate investment for an institution that:



                                 - Is looking for current income and
                                   liquidity



                                 - Is looking for preservation of capital



                                 - Is investing with short-term goals in
                                   mind, such as for cash reserves


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES        7

[ICON] KEY FACTS

DIRECT OBLIGATIONS OF THE U.S. TREASURY -- Securities issued directly by the U.S. Treasury rather than by any U.S. Government agency or instrumentality.
REPURCHASE AGREEMENTS -- agreements where another party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.
FORWARD COMMITMENT -- the purchase of a security for delivery beyond normal settlement periods.
                                        MERRILL LYNCH TREASURY FUND AT A GLANCE
                                    --------------------------------------------

                                        WHAT ARE THE FUND'S STATED INVESTMENT
                                        OBJECTIVES?


                              The Fund's objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are DIRECT OBLIGATIONS OF THE U.S. TREASURY.


                              WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

                              The Fund tries to achieve its objectives by investing in Treasury bills, notes and other direct obligations of the U.S. Treasury. These securities will have maturities of up to 762 days (25 months). The Fund may enter into REPURCHASE AGREEMENTS and FORWARD COMMITMENTS to purchase Treasury securities.

                              Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantge of differences in yield that regularly occur between securities of a similar kind. We cannot guarantee that the Fund will achieve its objectives.

                              WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                              WHO SHOULD INVEST?


                              The minimum initial purchase amount for Merrill Lynch Treasury Fund is $25,000 per account. The Fund may be an appropriate investment for an institution that:



                                 - Is looking for current income and
                                   liquidity



                                 - Is looking for preservation of capital



                                 - Is investing with short-term goals in
                                   mind, such as for cash reserves


8                           MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

SHORT-TERM TAX-EXEMPT SECURITIES -- securities with maturities of not more than 397 days (13 months) that pay interest exempt from Federal income tax.

MATURITY -- time at which the full principal amount of a money market instrument is scheduled to be repaid.
                              MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND AT A GLANCE
                              --------------------------------------------------

                              WHAT ARE THE FUND'S STATED INVESTMENT OBJECTIVES?


                              The Fund's investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.


                              WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


                              The Fund tries to achieve its objectives by investing in a diversified portfolio of SHORT-TERM TAX-EXEMPT SECURITIES. These securities consist principally of tax-exempt notes and commercial paper, short-term municipal bonds, tax-exempt variable rate demand obligations and short term tax-exempt derivatives. Certain short term tax-exempt securities have stated MATURITIES that are longer than 397 days, but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less.


                              The Fund only invests in short term tax-exempt securities having one of the two highest short term ratings from a nationally recognized credit rating organization or unrated securities which, in the opinion of Fund management, are of similar quality. Certain short term tax-exempt securities are entitled to the benefit of insurance, guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

                              The Fund does not presently intend to invest more than 25% of its total assets in short term tax-exempt securities of issuers located in the same state. Fund management determines which securities to buy based on its assessment of relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yields of similar kinds of securities. We cannot guarantee that the Fund will achieve its objectives.

                              WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

                              An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES        9

[ICON] KEY FACTS

                              WHO SHOULD INVEST?


                              The minimum initial purchase amount for Merrill Lynch Institutional Tax-Exempt Fund is $25,000 per account. The Fund may be an appropriate investment for an institution that:



                                 - Is looking for liquidity as well as
                                   current income that is exempt from
                                   Federal income tax



                                 - Is looking for preservation of capital



                                 - Is investing with short-term goals in
                                   mind, such as for cash reserves



                              RISK/RETURN BAR CHARTS FOR EACH OF THE FUNDS

                              --------------------------------------------------


The bar charts and tables shown below provide an indication of the risks of investing in each Fund. The bar charts show changes in the Funds' performance for the past ten calendar years or each full year since inception. The tables show the average annual total returns of each Fund for the periods shown. How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future.



                    MERRILL LYNCH PREMIER INSTITUTIONAL FUND


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1998           5.56%


During the period shown in the bar chart, the highest return for a quarter was 1.39% (quarter ended December 31, 1998) and the lowest return for a quarter was 1.29% (quarter ended September 30, 1998). The Fund's year-to-date cumulative return as of July 31, 1999 was 2.85%.



AVERAGE ANNUAL TOTAL RETURNS                          PAST
(AS OF THE CALENDAR YEAR ENDED 1998)                ONE YEAR
------------------------------------------------------------
 MERRILL LYNCH PREMIER INSTITUTIONAL FUND              5.56%
------------------------------------------------------------



                     MERRILL LYNCH RATED INSTITUTIONAL FUND



Performance information is not available for the Rated Institutional Fund because it has been in operation for less than one full calendar year.


10                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

                                          MERRILL LYNCH INSTITUTIONAL FUND


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           9.16%
1990           8.14%
1991           6.00%
1992           3.74%
1993           3.19%
1994           4.19%
1995           5.99%
1996           5.39%
1997           5.50%
1998           5.47%


                             During the ten year period shown in the bar chart, the highest return for a quarter was 2.36% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.77% (quarter ended June 30, 1993). The Fund's year-to-date cumulative return as of July 31, 1999 was 2.83%.


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED         PAST        PAST        PAST
1998)                                ONE YEAR   FIVE YEARS   TEN YEARS
----------------------------------------------------------------------
 MERRILL LYNCH INSTITUTIONAL FUND       5.47%       5.31%        5.66%
----------------------------------------------------------------------


                                           MERRILL LYNCH GOVERNMENT FUND


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           8.88%
1990           7.88%
1991           5.83%
1992           3.54%
1993           2.99%
1994           4.09%
1995           5.87%
1996           5.31%
1997           5.45%
1998           5.37%


                             During the ten year period shown in the bar chart, the highest return for a quarter was 2.25% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.73% (quarter ended March 31, 1993). The Fund's year-to-date cumulative return as of July 31, 1999 was 2.78%.


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED         PAST        PAST        PAST
1998)                                ONE YEAR   FIVE YEARS   TEN YEARS
----------------------------------------------------------------------
 MERRILL LYNCH GOVERNMENT FUND          5.37%       5.22%        5.51%
----------------------------------------------------------------------

                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       11

                                            MERRILL LYNCH TREASURY FUND


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1990           7.72%
1991           5.57%
1992           3.31%
1993           2.75%
1994           3.81%
1995           5.57%
1996           5.08%
1997           5.16%
1998           5.06%


                             During the nine year period shown in the bar chart, the highest return for a quarter was 1.94% (quarter ended June 30, 1990) and the lowest return for a quarter was 0.73% (quarter ended March 31, 1993). The Fund's year-to-date cumulative return as of July 31, 1999 was 2.56%.



AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED         PAST        PAST         PAST
1998)                                ONE YEAR   FIVE YEARS   NINE YEARS
-----------------------------------------------------------------------
 MERRILL LYNCH TREASURY FUND            5.06%       4.93%        5.98%
-----------------------------------------------------------------------



                                    MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1989           6.17%
1990           5.55%
1991           4.16%
1992           2.62%
1993           2.11%
1994           2.69%
1995           3.77%
1996           3.42%
1997           3.57%
1998           3.39%


                             During the ten year period shown in the bar chart, the highest return for a quarter was 1.62% (quarter ended June 30, 1989) and the lowest return for a quarter was 0.49% (quarter ended March 31, 1993). The Fund's year-to-date cumulative return as of July 31, 1999 was 1.74%.


AVERAGE ANNUAL TOTAL RETURNS
(AS OF THE CALENDAR YEAR ENDED         PAST        PAST        PAST
1998)                                ONE YEAR   FIVE YEARS   TEN YEARS
----------------------------------------------------------------------
 MERRILL LYNCH INSTITUTIONAL
 TAX-EXEMPT FUND                        3.39%       3.37%        3.72%
----------------------------------------------------------------------

12                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

UNDERSTANDING
EXPENSES
Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses, which all mutual funds may charge:

EXPENSES PAID INDIRECTLY BY THE SHAREHOLDER (THESE COSTS ARE DEDUCTED FROM THE FUND'S TOTAL ASSETS).

ANNUAL FUND OPERATING EXPENSES -- expenses that cover the costs of operating the Fund.

INVESTMENT ADVISORY FEE -- a fee paid to the Investment Adviser for managing the Fund.

FEES AND EXPENSES FOR EACH OF THE FUNDS

--------------------------------------------------------------------


The following tables show the different fees and expenses that you may pay if you buy and hold shares of a Fund. Future expenses may be greater or less than those indicated below.



                                                                 PREMIER                          RATED
                                                              INSTITUTIONAL   INSTITUTIONAL   INSTITUTIONAL
                                                                  FUND            FUND            FUND
-----------------------------------------------------------------------------------------------------------
 SHAREHOLDER TRANSACTION EXPENSES
-----------------------------------------------------------------------------------------------------------
  Maximum Sales Charge Imposed on Purchases                       None            None            None
-----------------------------------------------------------------------------------------------------------
  Deferred Sales Charge                                           None            None            None
-----------------------------------------------------------------------------------------------------------
  Sales Charge Imposed on Dividend Reinvestments                  None            None            None
-----------------------------------------------------------------------------------------------------------
  Redemption Fee                                                  None            None            None
-----------------------------------------------------------------------------------------------------------
  Exchange Fee                                                    None            None            None
-----------------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------
  INVESTMENT ADVISORY FEE(A)                                      .15%           .33%(b)          .20%
-----------------------------------------------------------------------------------------------------------
  Other Expenses                                                  .03%            .04%            .07%
-----------------------------------------------------------------------------------------------------------
 Total Fund Operating Expenses                                    .18%           .37%(b)          .27%
-----------------------------------------------------------------------------------------------------------



(a) See "Investment Advisory Arrangements" on Page 29 of the Statement of Additional Information.
(b) The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee is .20% of the Fund's average daily net assets and the Total Fund Operating Expenses were .24% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.




                                                                                      INSTITUTIONAL
                                                              GOVERNMENT   TREASURY    TAX-EXEMPT
                                                                 FUND        FUND         FUND
---------------------------------------------------------------------------------------------------

 SHAREHOLDER TRANSACTION EXPENSES
---------------------------------------------------------------------------------------------------
  Maximum Sales Charge Imposed on Purchases                      None        None         None
---------------------------------------------------------------------------------------------------
  Deferred Sales Charge                                          None
---------------------------------------------------------------------------------------------------
  Sales Charge Imposed on Dividend Reinvestments                 None        None         None
---------------------------------------------------------------------------------------------------
  Redemption Fee                                                 None        None         None
---------------------------------------------------------------------------------------------------
  Exchange Fee                                                   None        None         None
---------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------
  INVESTMENT ADVISORY FEES(A)                                  .32%(B)     .34%(C)       .45%(D)
---------------------------------------------------------------------------------------------------
  Other Expenses                                                 .04%        .05%         .04%
---------------------------------------------------------------------------------------------------
 Total Fund Operating Expenses                                 .36%(b)     .39%(c)       .49%(d)
---------------------------------------------------------------------------------------------------



(a) See "Investment Advisory Arrangements" on Page 29 of the Statement of Additional Information.
(b) The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee is .20% of the Fund's average daily net assets and Total Operating Expenses were .24% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.
(c) The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee is .20% of the Fund's average daily net assets and the Total Operating Expenses were .25% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.
(d) The Fund's Investment Adviser has agreed to waive a portion of its fee so that the effective annual fee is .20% of the Fund's average daily net assets and the Total Operating Expenses were .24% of average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without any notice at any time.



                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       13

[ICON] KEY FACTS



EXAMPLES:



The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other money market funds.



These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------
 Premier
 Institutional
 Fund              $18       $ 58       $102        $230
----------------------------------------------------------
 Institutional
 Fund              $38       $119       $208        $468
----------------------------------------------------------
 Rated
 Institutional
 Fund              $28       $ 87       $152        $343
----------------------------------------------------------
 Government
 Fund              $37       $116       $202        $456
----------------------------------------------------------
 Treasury Fund     $40       $125       $219        $493
----------------------------------------------------------
 Institutional
 Tax-Exempt
 Fund              $50       $157       $274        $616
----------------------------------------------------------



This information reflects the total fund operating expenses before the voluntary fee waivers by the Adviser. If the fee waivers remain in effect, the fees for 1 year, 3 years, 5 years and 10 years would be as follows:



                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------------------------
 Institutional
 Fund              $25       $ 77       $135        $306
----------------------------------------------------------
 Government
 Fund              $25       $ 77       $135        $306
----------------------------------------------------------
 Treasury Fund     $26       $ 81       $140        $318
----------------------------------------------------------
 Institutional
 Tax-Exempt
 Fund              $25       $ 77       $135        $306
----------------------------------------------------------


14                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

DETAILS ABOUT THE FUNDS [ICON]

ABOUT THE PORTFOLIO

MANAGER FOR PREMIER
INSTITUTIONAL, INSTITUTIONAL
AND RATED INSTITUTIONAL FUNDS

P. Michael Walsh is the portfolio manager of the Funds. Mr. Walsh has been a Vice President of Merrill Lynch Asset Management since 1993 and associated therewith since 1991.
ABOUT THE
INVESTMENT ADVISER

Each Fund is managed by Fund Asset Management.

                              HOW EACH FUND INVESTS
                              --------------------------------------------------

                              Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, and Merrill Lynch Rated Institutional Fund


                              The Funds seek current income, preservation of capital and liquidity. Each Fund tries to achieve its goals by investing in a diversified portfolio of short term money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. Government or a U.S. Government agency has issued or guaranteed the debt). Other than U.S. Government and U.S. Government agency securities, each Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of Fund management, are of similar credit quality.


                              Fund management will vary the types of money market instruments in each Fund's portfolio, as well as the Fund's average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates. Each Fund's dollar-weighted average maturity will not exceed 90 days.

                              Among the money market obligations each Fund may buy are:

                              UNITED STATES GOVERNMENT SECURITIES -- Debt securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

                              UNITED STATES GOVERNMENT AGENCY SECURITIES -- Debt securities issued by U.S. Government AGENCIES, GOVERNMENT-SPONSORED ENTERPRISES and government INSTRUMENTALITIES. Agency securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.

                              BANK MONEY INSTRUMENTS -- Obligations of commercial banks or other depository institutions, such as certificates of deposit, bankers' acceptances, bank notes and time deposits. Each Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. Each Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S. branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). Each Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank.

                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       15

[ICON] DETAILS ABOUT THE FUNDS

AGENCIES -- entities that are part of or sponsored by the federal government, such as the Government National Mortgage Administration ("Ginnie Mae"), the Tennessee Valley Authority or the Federal Housing Administration.

GOVERNMENT SPONSORED ENTERPRISES -- private corporations sponsored by the federal government which have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Student Loan Marketing Association ("Sallie Mae") or Fannie Mae.

INSTRUMENTALITIES -- supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.


ASSET BACKED SECURITIES -- fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.


INDEX -- a measure of value or rates.

The Funds may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

The Funds may also invest in the following instruments:

     - COMMERCIAL PAPER. Obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short-term funding.


     - SHORT-TERM OBLIGATIONS. Corporate or foreign government debt and ASSET BACKED SECURITIES with a period of 397 days or less remaining to maturity.


     - FLOATING RATE OBLIGATIONS. Obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank's prime rate, or the level of an interest rate INDEX, such as LIBOR (a well-known short-term interest rate index).

     - INSURANCE COMPANY OBLIGATIONS. Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

     - MASTER NOTES. Variable principal amount demand instruments issued by securities firms and other corporate issuers.

     - OTHER ELIGIBLE INVESTMENTS. Other money market instruments permitted by SEC rules governing money market funds.


REPURCHASE AGREEMENTS -- In a repurchase agreement, a Fund buys a security (without regard to maturity) from another party, which agrees to buy it back at an agreed upon time and price.


REVERSE REPURCHASE AGREEMENTS -- In a reverse repurchase agreement, a Fund sells a security to another party and agrees to buy it back at a specific time and price. Each Fund may engage in reverse repurchase agreements involving the money market securities described above.

WHEN-ISSUED, DELAYED-DELIVERY AND FORWARD COMMITMENTS -- Each Fund may buy or sell money market securities on a when-issued, delayed-delivery and forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

16                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ABOUT THE GOVERNMENT

FUND PORTFOLIO MANAGER

John Ng is the portfolio manager of the Fund. Mr. Ng has been a Director of Merrill Lynch Asset Management since 1998, and a Vice President from 1984 to 1998.


MERRILL LYNCH GOVERNMENT FUND


The Fund is a no-load fund whose objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund also uses repurchase agreements with banks and securities dealers that involve direct obligations of the U.S. Government. The Fund intends to invest all of its assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


In seeking to achieve the Fund's objectives, Fund management varies the kinds of direct U.S. Government securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund's yield by buying and selling securities based on these yield differences.

Among the direct U.S. Government obligations the Fund may buy are:

     - U.S. Treasury obligations

     - U.S. Government agency securities

     - Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate.

     - Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities.

The Fund may invest in securities with maturities of up to 762 days (25 months). The Fund's dollar-weighted average maturity will not exceed 90 days.

The Fund may also enter into repurchase and reverse repurchase agreements involving securities described above. The Fund may also invest in the U.S. Government securities described above pursuant to purchase and sale contracts.

The Fund may buy and sell U.S. Government securities on a when-issued, delayed-delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       17

[ICON] DETAILS ABOUT THE FUNDS


ABOUT THE TREASURY

FUND PORTFOLIO
MANAGER

John Ng is the portfolio manager of the Fund. Mr. Ng has been a Director of Merrill Lynch Asset Management since 1998, and a Vice President from 1984 to 1998.


MERRILL LYNCH TREASURY FUND

The Fund seeks current income consistent with liquidity and security of principal. The Fund tries to achieve its goals by investing in a portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury. The Fund also uses repurchase agreements with banks and securities dealers that involve direct obligations of the U.S. Treasury.


The Fund intends to invest all of its assets in direct U.S. Treasury securities. In seeking to achieve the Fund's objectives, Fund management varies the kinds of direct U.S. Treasury securities held in the portfolio and its average maturity. Fund management decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund's yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund's yield by buying and selling securities based on these yield differences.


Among the direct U.S. Treasury obligations the Fund may buy are:

     - U.S. Treasury bills and notes

     - Variable rate U.S. Treasury obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate.

     - Deposit receipts, which represent interests in component parts of U.S. Treasury Bonds.

The Fund may invest in securities with maturities of up to 762 days (25 months). The Fund's dollar-weighted average maturity will not exceed 90 days.


The Fund may also enter into repurchase agreements involving U.S. Treasury securities described above. The Fund is permitted to invest up to 10% of its assets in repurchase agreements; however, as a matter of current operating policy, the Fund does not enter into repurchase agreements. The Fund may also invest in the U.S. Treasury securities described above pursuant to purchase and sale contracts.


The Fund may buy and sell U.S. Treasury securities on a when-issued, delayed-delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

18                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

ABOUT THE INSTITUTIONAL

TAX-EXEMPT FUND PORTFOLIO MANAGER
Kevin Schiatta is the Portfolio Manager for the Fund. Mr. Schiatta has been a Vice President of Merrill Lynch Asset Management since 1985.

MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

The Fund seeks current income exempt from Federal income taxes, preservation of capital and liquidity. The Fund tries to achieve its goals by investing in a diversified portfolio of short term tax-exempt securities.


Management of the Fund will seek to keep its assets fully invested to maximize the yield on the Fund's portfolio. The Fund intends to invest all of its assets in tax-exempt securities. There may be times when the Fund has uninvested cash, however, which will reduce its yield. The Fund will not invest in taxable securities except that certain municipal bonds, known as "private activity bonds," may be subject to a Federal alternative minimum tax. No more than 10% of the Fund's net assets will be invested in illiquid securities.


Among the short term tax-exempt securities the Fund may buy are:

TAX-EXEMPT NOTES -- short term municipal debt obligations often used to provide interim financing in anticipation of tax collection, bond sales or other revenues.

TAX-EXEMPT COMMERCIAL PAPER -- short term unsecured promissory notes used to finance general short term credit needs.

TAX-EXEMPT BONDS -- long term debt obligations that pay interest exempt from Federal income tax. The Fund will only invest in long-term debt obligations that have remaining maturities of 397 days or less or that the Fund has a contractual right to sell (put) periodically or on demand within that time.


VARIABLE RATE DEMAND NOTES -- floating rate securities that combine an interest in a long term municipal bond with a right to demand payment periodically or on notice. The Fund may also buy a participation interest in variable rate demand note owned by a commercial bank or other financial institution. When the Fund purchases a participation interest, it receives the right to demand payment on notice to the owner of the note.



SHORT TERM TAX-EXEMPT DERIVATIVES -- a variety of securities that generally represent the Fund's ownership interest in one or more municipal bonds held by a trust or partnership coupled with a contractual right to sell (put) that interest to a financial institution for a price equal to face value. Income on the underlying municipal bonds is "passed through" the trust or partnership to the Fund and other institutions that have an ownership interest. Depending on the particular security, the Fund may receive pass-through income at a fixed interest rate or a floating municipal money market interest rate.


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       19

[ICON] DETAILS ABOUT THE FUNDS


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- The Fund may buy or sell short term tax-exempt securities on a when-issued or delayed delivery basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.


INVESTMENT RISKS
----------------------------------------------------------------------------

                              This section contains a summary discussion of the general risks of investing in Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Rated Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund's performance will be positive for any period of time.

                              CREDIT RISK -- Credit risk is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

                              SELECTION RISK -- Selection risk is the risk that the securities that Fund management selects will underperform those of other funds with similar investment objectives and investment strategies.

                              INTEREST RATE RISK -- Interest rate risk is the risk that prices of money market securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities.

                              BORROWING RISK -- The Fund may borrow only to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund's portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing money may reduce the Fund's return.


                              WHEN-ISSUED SECURITIES, DELAYED DELIVERY
                              SECURITIES AND FORWARD COMMITMENTS -- When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There is also the risk that the security will not be issued or that


20                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                              the other party will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it has set aside to pay for the security and any gain in the security's price. When issued and delayed delivery securities also involve the risk that the yields available in the market when delivery takes place may be higher than those fixed in the transaction at the time of commitment. If this happens, the value of the when-issued or delayed delivery security will generally decline.

                              REPURCHASE AGREEMENT RISK (APPLICABLE TO ALL THE FUNDS, EXCEPT THE INSTITUTIONAL TAX-EXEMPT
                              FUND) -- If the party with whom the Fund has entered into a repurchase agreement fails to meet its obligation under the agreement, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement.


                              ILLIQUID SECURITIES -- If the Fund buys illiquid securities, it may be unable to quickly resell them or may be able to sell them only at a price below current value.


                              ADDITIONAL RISKS OF MERRILL LYNCH PREMIER
                              INSTITUTIONAL FUND, MERRILL LYNCH INSTITUTIONAL FUND, MERRILL LYNCH RATED INSTITUTIONAL FUND AND MERRILL LYNCH GOVERNMENT FUND

                              REVERSE REPURCHASE AGREEMENT RISK -- The Fund may lose money if the other party defaults and the Fund has to buy the underlying securities elsewhere at more than the agreed-upon price. In addition, in a declining market the Fund may be unable to sell securities that are the subject of a reverse repurchase agreement until it repurchases them, which may result in the Fund receiving a lower sale price than it otherwise would have.

                              SECURITIES LENDING RISK -- The Fund may lend securities to financial institutions that provide cash or government securities as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money if it is unable to recover its securities or if the value of its collateral falls. These events could trigger adverse tax consequences to the Fund.

                              FOREIGN MARKET RISK -- The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks and other foreign entities. Although the Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks include the possibly higher costs of foreign investing, and the possibility of adverse political, economic or other developments.

                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       21

[ICON] DETAILS ABOUT THE FUNDS

                              ADDITIONAL RISKS OF MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND

                              VRDN AND MUNICIPAL DERIVATIVES CREDIT RISK -- When the Fund invests in variable rate demand notes or short-term municipal derivatives, it assumes credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations.

                              SHORT TERM MUNICIPAL DERIVATIVES -- Short term municipal derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short term municipal securities. These issues might be resolved in a manner adverse to the Fund. For example, the Internal Revenue Service has never ruled on the subject of whether pass-through income paid to the Fund is tax-exempt. The Fund receives an opinion of counsel that pass-through income is tax-exempt, but that does not mean that the IRS will never rule that pass-through income is taxable.


                              MUNICIPAL LEASE OBLIGATIONS -- In a municipal lease obligation, the issuer agrees to budget for and appropriate municipal funds to make payments due on the lease obligation. However, this does not ensure that funds will actually be appropriated in future years. The issuer does not pledge its unlimited taxing power for the payment of the lease obligation. The obligation is generally secured by a pledge of the leased property, but disposition of the property in the event of foreclosure might be difficult and the proceeds of sale might not cover the Fund's loss.


STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------------------


If you would like further information about the Merrill Lynch Funds For Institutions Series, including how each Fund invests, please see the Statement of Additional Information.


22                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

YOUR ACCOUNT [ICON]

                              HOW TO BUY, SELL AND TRANSFER SHARES
                              --------------------------------------------------


                              The following chart summarizes how to buy, sell and transfer shares of each Fund through Merrill Lynch. You may also buy shares through the Transfer Agent. To learn more about buying shares through the Transfer Agent, call 1-800-225-5150 or 1-800-972-5555. Because the selection of a mutual fund involves many considerations, your Merrill Lynch Financial Consultant may help you with this decision.


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       23

[ICON]


IF YOU WANT TO                   YOUR CHOICES                        INFORMATION IMPORTANT FOR YOU TO KNOW
----------------------------------------------------------------------------------------------------------------------

Buy Shares               First, determine the amount       Accounts in the Merrill Lynch Funds For Institutions Series
                         of your investment                can be opened with a minimum initial $25,000 investment,
                                                           with the exception of Premier Institutional Fund which has a $10,000,000 minimum investment and the Rated
                                                           Institutional Fund which has a $1,000,000 minimum
                                                           investment.
                        ----------------------------------------------------------------------------------------------
                         Next, purchase shares on a        Each Fund will effect orders to purchase shares on every
                         Business Day                      day that both the New York Stock Exchange (the "Exchange")
                                                           and the Federal Reserve Bank of Boston are open for
                                                           business (a "Business Day"). On any day that the Exchange
                                                           closes early or that the Bond Market Association ("BMA")
                                                           recommends that the securities markets close early, the
                                                           times for which orders become effective may be advanced
                                                           (see "Net Asset Value").
                        ----------------------------------------------------------------------------------------------
                         Then, either purchase by          The Fund strongly recommends the use of Federal Funds to
                         Federal Funds Wire                purchase shares because, while other forms of payment
                                                           described below will also be accepted, purchase orders do
                                                           not become effective until Federal Funds are made
                                                           available. To purchase shares of a Fund by wiring Federal
                                                           Funds, you must first telephone Merrill Lynch Funds
                                                           Distributor ("MLFD"), Boston (617-342-1600 or toll-free
                                                           800-225-1576) to receive a wire order number. On the
                                                           telephone the following information will be requested by
                                                           MLFD: your name, address, tax identification number, and
                                                           dividend distribution election, the amount being wired and the wiring bank. You should then instruct your bank to wire transfer Federal Funds to State Street Bank and Trust
                                                           Company-Boston, ABA Number 0110-0002-8, Attention: Merrill
                                                           Group, Credit (Name of Fund), Wire Order Number: (Assigned
                                                           by Fund) and your name and account number.
                                                           The price of your shares is based on next calculation of
                                                           net asset value after your order becomes effective, as
                                                           described below. Your purchase order does not become
                                                           effective until Federal Funds are received by State Street
                                                           Bank and Trust Company ("State Street Bank" or the "Bank")
                                                           or other forms of payment are converted by the Bank into
                                                           Federal Funds. Federal Funds are monies credited to a
                                                           bank's account with a Federal Reserve Bank.
                                                           INSTITUTIONAL TAX-EXEMPT FUND -- If your order is received by the Fund by 12:00 Noon (Boston time) and Federal Funds
                                                           are received by State Street Bank prior to the close of the
                                                           Federal Funds wire on that same day, the order will be
                                                           effected that day as of 12:00 Noon (Boston time) and
                                                           dividends will be earned that day. If your order is
                                                           received after 12:00 Noon (Boston time) but before the
                                                           close of the Exchange at 4:00 p.m., it will become
                                                           effective on that day, but dividends will not be earned
                                                           until the next Business Day.
----------------------------------------------------------------------------------------------------------------------


24                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

IF YOU WANT TO                   YOUR CHOICES                        INFORMATION IMPORTANT FOR YOU TO KNOW
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Buy Shares               Then, either purchase by          TREASURY FUND -- If your order is received by the Fund by
(continued)              Federal Funds Wire                2:00 p.m. (Boston time) and Federal Funds are received by
                         (continued)                       State Street Bank prior to the close of the Federal Funds
                                                           wire on that same day, the order will be effected that day as of 2:00 p.m. (Boston time) and dividends will be earned that day. If your order is received after 2:00 p.m. (Boston time) but before the close of the Exchange at 4:00 p.m., it will become effective on that day, but dividends will not
                                                           be earned until the next Business Day.
                                                           PREMIER INSTITUTIONAL, INSTITUTIONAL, RATED INSTITUTIONAL
                                                           AND GOVERNMENT FUNDS -- If your order is received and
                                                           accepted by the applicable Fund by 5:00 p.m. (Boston time)
                                                           and Federal Funds are received by State Street Bank prior
                                                           to the close of the Federal Funds wire on the same day, the order will be effected as of 5:00 p.m. (Boston time) and
                                                           dividends will be earned that day. If your order is
                                                           received after 5:00 p.m. (Boston time) it will not become
                                                           effective, and dividends will not be earned, until the next
                                                           Business Day.
                        ----------------------------------------------------------------------------------------------
                         Or by check or Federal            To purchase shares of a Fund by check or Federal Reserve
                         Reserve Draft                     Draft, you must submit a purchase order directly by mail to
                                                           State Street Bank and Trust Company, P.O. Box 8118, Boston,
                                                           Massachusetts 02266-8118, together with payment for the
                                                           purchase price of the shares and, in the case of a new
                                                           account, a completed Account Application. (To obtain an
                                                           Account Application, call 1-800-225-1576.) Such orders will become effective on the day the remittance is converted
                                                           into Federal Funds, and shares will be purchased at the net asset value next determined after such conversion. Checks
                                                           and Federal Reserve Drafts should be made payable to the
                                                           order of the name of the Fund. Money transmitted by check
                                                           normally will be converted into Federal Funds within two
                                                           business days following receipt. Certified checks are not
                                                           necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn on a United States bank. In the event that the purchase price for shares of a Fund is paid by Federal Funds in the form
                                                           of a Federal Reserve Draft, Federal funds will be available to the Fund on the next business day and the investor's
                                                           order will be effected on such day. During the period of
                                                           time prior to the conversion into Federal Funds, an
                                                           investor's money will not be invested and, therefore, will not be earning dividends.
----------------------------------------------------------------------------------------------------------------------


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       25

[ICON] YOUR ACCOUNT


IF YOU WANT TO                   YOUR CHOICES                        INFORMATION IMPORTANT FOR YOU TO KNOW
----------------------------------------------------------------------------------------------------------------------
Buy Shares               You may also purchase shares      If you are a business organization (such as a corporation,
(continued)              through FACTS                     partnership or business trust), you may purchase shares of the Funds through the Merrill Lynch Financial Assets
                                                           Control Tracking System or FACTS. FACTS is a program
                                                           designed to help businesses manage their cash flow and earn money market returns through investment in the Funds. FACTS utilizes the Automated Clearing House system ("ACH") to
                                                           transfer funds electronically between the corporate
                                                           investor's local bank and the Funds.
                                                           You can arrange the purchase of shares of the Funds through
                                                           FACTS by completing a FACTS Account Application, which you can obtain by calling 617-342-1600 or toll-free
                                                           800-225-1576, and returning it to Merrill Lynch Funds
                                                           Distributor in Boston. After your application is received, an announcement card will be sent to you with an account
                                                           number and advising you that, after 15 days from the
                                                           printed date on the card, you may begin using ACH for
                                                           purchasing Fund shares.
                                                           After this waiting period, an authorized representative of your organization may call the Funds' FACTS toll-free
                                                           number (800-343-3446) by 4:00 p.m. (Boston time), identify your organization by name and account number, and tell the
                                                           FACTS operator how much cash the organization wishes to
                                                           invest in the applicable Fund from its local corporate
                                                           checking account. On the morning of the following Business
                                                           Day, funds will automatically be transferred to a Fund via
                                                           ACH. Dividends will be paid by the Fund on the day funds
                                                           are transferred.
----------------------------------------------------------------------------------------------------------------------
Add to Your              Purchase additional shares        The minimum investment for additional purchases is $1,000
Investment                                                 for all accounts except that if your account balance in the
                                                           Premier Institutional Fund has fallen below $10,000,000,
                                                           subsequent purchases of shares of the Premier Institutional
                                                           Fund by you will only be accepted if, after such purchase, your balance will be at least $10,000,000.
                        ----------------------------------------------------------------------------------------------
                         Acquire additional shares         All dividends and capital gains distributions are
                         through the automatic             automatically reinvested without a sales charge, unless you
                         dividend reinvestment plan        elect to receive cash.
----------------------------------------------------------------------------------------------------------------------


26                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

IF YOU WANT TO                   YOUR CHOICES                        INFORMATION IMPORTANT FOR YOU TO KNOW
----------------------------------------------------------------------------------------------------------------------

Sell Your Shares         General                           Upon receipt by State Street Bank of a proper redemption
                                                           request (indicating the name of the Fund and the dollar
                                                           amount of shares to be redeemed), each Fund will redeem its shares on every day that both the New York Stock Exchange
                                                           (the "Exchange") and the Federal Reserve Bank of Boston are
                                                           open for business (a "Business Day") at the net asset value per share determined that day. Net asset value per share is determined daily for the Tax-Exempt and Treasury Funds, at the close of trading on the Exchange. Net asset value is
                                                           determined daily for the Premier Institutional,
                                                           Institutional, Rated Institutional and Government Funds as
                                                           of 5:00 p.m. (Boston time). If the Exchange closes trading prior to the times established above, or the "BMA"
                                                           recommends that the securities markets close early,
                                                           determination of net asset value may be advanced. See "Net
                                                           Asset Value."
                                                           A Fund may reject an order to sell shares under certain
                                                           circumstances.
----------------------------------------------------------------------------------------------------------------------

                         Expedited Redemption              Shareholders meeting the requirements stated below may
                         Procedure                         initiate redemptions by submitting their redemption
                                                           requests by telephone to MLFD, Boston (617-342-1600) or
                                                           toll free 800-225-1576) or mail to State Street Bank, P.O.
                                                           Box 8118, Boston, Massachusetts 02266-8118 (without
                                                           signature guarantee) and have the proceeds sent by a
                                                           Federal Funds wire to a previously designated bank or trust company account. The minimum amount to be wired is $1,000.
                                                           A redemption request received prior to 12:00 Noon (Boston
                                                           time) for the Institutional Tax-Exempt Fund or prior to
                                                           2:00 p.m. (Boston time) for the Treasury Fund, will not
                                                           earn a dividend on the day the request is received and
                                                           payment will be made in Federal Funds wired on the same
                                                           business day. Shareholders of the Premier Institutional,
                                                           Institutional, Rated Institutional and Government Funds
                                                           will not earn a dividend on the day the redemption request is received. If an expedited redemption request for which
                                                           the redemption proceeds will be wired is received after
                                                           12:00 Noon (Boston time) for the Tax-Exempt Fund, or after
                                                           2:00 p.m. (Boston time) for the Treasury Fund, and prior to the close of trading on the Exchange, or if an expedited
                                                           redemption request is received prior to the close of
                                                           trading on a day the Exchange closes early, on a day on
                                                           which MLFD and State Street Bank are open for business, the redemption proceeds will be wired on the next Business Day following the redemption request. A redemption request
                                                           received on a day the Exchange is open for regular trading after 12:00 Noon (Boston time) for the Tax-Exempt Fund or
                                                           after 2:00 p.m. (Boston time) for the Treasury Fund, will
                                                           earn a


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       27

[ICON] YOUR ACCOUNT


IF YOU WANT TO                   YOUR CHOICES                        INFORMATION IMPORTANT FOR YOU TO KNOW
----------------------------------------------------------------------------------------------------------------------
Sell Your Shares         Expedited Redemption              dividend on the day the request is received. If an
(continued)              Procedure (continued)             expedited redemption request is received after the close of trading on the Exchange (including after the close of
                                                           trading on a day the Exchange closes early) or on a day on which either MLFD or State Street Bank is closed, the
                                                           redemption proceeds will be wired on the next Business Day following receipt of the redemption request. Therefore, a
                                                           redeeming shareholder will receive a dividend on the day
                                                           the request is received, but not on the day that shares are redeemed out of his account.
                                                           To utilize the expedited redemption procedure, all shares
                                                           must be held in non-certificate form in the shareholder's
                                                           account, an Account Application with the expedited payment authorization section properly completed must be on file
                                                           with State Street Bank before an expedited redemption
                                                           request is submitted. (To obtain an Account Application,
                                                           call 1-800-225-1576.) This form requires a shareholder to
                                                           designate the bank or trust company account to which its
                                                           redemption proceeds should be sent. Any change in the bank or trust company account designated to receive the proceeds must be submitted in proper form on a new Account
                                                           Application with signature guaranteed. In making a
                                                           telephone redemption request, a shareholder must provide
                                                           the shareholder's name and account number, the dollar
                                                           amount of the redemption requested, and the name of the
                                                           bank to which the redemption proceeds should be sent. If
                                                           the information provided by the shareholder does not
                                                           correspond to the information on the application, the
                                                           transaction will not be approved.
                                                           With regards to expedited redemption orders received prior to 5:00 p.m. (Boston time) for each of the Premier
                                                           Institutional, Institutional, Rated Institutional and
                                                           Government Funds, proceeds from such redemptions will be
                                                           wired out that same day. It is important to note that
                                                           redemption orders placed later in the day-- especially
                                                           between 3:30 p.m. (Boston time) and 5:00 p.m. (Boston
                                                           time)--will be processed by the Fund and a wire will be
                                                           initiated by State Street Bank but payment may be delayed
                                                           if the Federal Reserve Bank of Boston is experiencing
                                                           delays in transfers of funds. After a redemption order has been processed by the Fund and a redemption wire has been
                                                           initiated by State Street Bank, neither entity will assume any responsibility for the performance of the shareholder's receiving bank, or any of its intermediaries.
----------------------------------------------------------------------------------------------------------------------


28                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

IF YOU WANT TO                   YOUR CHOICES                        INFORMATION IMPORTANT FOR YOU TO KNOW
----------------------------------------------------------------------------------------------------------------------

Sell Your Shares         Ordinary Redemption Procedure     You may submit your redemption request in writing to State
(continued)                                                Street Bank and Trust Company, P.O. Box 8118, Boston,
                                                           Massachusetts 02266-8118. A Fund will make payment for
                                                           shares redeemed pursuant to the ordinary redemption
                                                           procedure by check sent to you at the address on your
                                                           Account Application. Such checks will normally be sent out within one business day, but in no event more than seven
                                                           days after receipt of the redemption request in proper
                                                           form.
                        ----------------------------------------------------------------------------------------------

                         Checking Account Redemption       State Street Bank will establish a checking account for any
                         Plan                              shareholder of the Institutional Fund, the Government Fund, the Treasury Fund or the Institutional Tax-Exempt Fund at
                                                           the shareholder's request. Checks drawn on this account can be made payable to the order of any person in any amount
                                                           not less than $500. The payee of the check may cash or
                                                           deposit it like any other check drawn on a bank.
                                                           Shareholders wishing to consider this method of redemption should call 1-800-225-1576 to obtain an Authorization for
                                                           Redemption by Check Form and Signature Card.
----------------------------------------------------------------------------------------------------------------------

Exchange Your Shares     Select thefund into which you     You can exchange your shares of a Fund for shares of any of
                         want to exchange. Be sure to      the other Funds in the Trust, subject to each Fund's
                         read that fund's prospectus       minimum investment requirements. You must have held the
                                                           shares used in the exchange for at least 15 calendar days, if those shares were purchased by check, before you can
                                                           exchange to another fund, and you must exchange shares with a current value of at least $1,000.
                                                           Although there is currently no limit on the number of
                                                           exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.
----------------------------------------------------------------------------------------------------------------------


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       29

[ICON] YOUR ACCOUNT

ADDITIONAL INFORMATION REGARDING THE PURCHASE OF SHARES

                              To minimize recordkeeping by banks and other institutions purchasing shares on behalf of separate accounts, arrangements can be made through MLFD, Boston, to have State Street Bank provide subaccounting services. All underlying subaccounts are subject to each Fund's minimum balance requirements.

                              The issuance of shares of a Fund is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares. State Street Bank, the transfer agent, will send to the shareholder of record a monthly statement and a statement of shares of the Fund(s) owned after each purchase or redemption transaction relating to such shareholders.

                              If you redeem all of your shares in a Fund, your dividends accrued for the month to date will be simultaneously remitted by check. Redemption requests received from you with respect to the Premier Institutional, Institutional, Rated Institutional and Government Funds will be effected on the day received, but you will not receive a dividend that day. If you purchase shares other than by a Federal Funds wire or bank wire, you may not redeem those shares by the expedited procedure or the checking account redemption plan until 15 calendar days after the purchase of the shares but you may redeem the shares pursuant to the ordinary redemption procedure during such period.


                              Due to the relatively high cost of maintaining small investment accounts, each of the Institutional Fund, Rated Institutional Fund, Government Fund, Treasury Fund and Tax-Exempt Fund reserves the right to redeem your shares, if at any time the total investment in your account does not have a value of at least $5,000. You will be notified that the value of your account is less than $5,000 and will be allowed 60 days to make an additional investment into your account before the redemption is processed. If (a) your average account balance in the Premier Institutional Fund falls below $10,000,000 for any 30-day period and
                              (b) you do not, within 30 days after receiving notice from the Premier Institutional Fund of such deficiency, purchase additional shares of the Fund to restore a $10,000,000 account balance, the Premier Institutional Fund is authorized to exchange your shares for shares of the Institutional Fund unless you elect to have shares redeemed with the proceeds of the redemption paid directly to you. In either case, you will be notified of the exchange or redemption.


30                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

NET ASSET VALUE -- the market value of the Fund's total assets after deducting liabilities, divided by the number of shares outstanding.



If certificates have been issued to you representing shares to be redeemed, prior to effecting a redemption with respect to such shares State Street Bank must have received such certificates. Your signature on the certificates must be guaranteed by an "eligible guarantor institution" as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, the existence and validity of which may be verified by State Street Bank through the use of industry publications. A notary public is not an acceptable guarantor. In certain instances, State Street Bank may request additional documentation which it believes necessary to insure proper authorization such as, but not limited to, trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. If you have questions regarding proper documentation, you should contact State Street Bank (toll free 800-225-5150 or 800-972-5555).



HOW SHARES ARE PRICED

--------------------------------------------------------------------------------


When you buy shares, you pay the NET ASSET VALUE (normally $1.00 per share) without a sales charge. For the Funds other than the Institutional Tax-Exempt Fund, the "penny-rounding" method is used in calculating net asset value, meaning that the calculation is rounded to the nearest whole cent. For the Institutional Tax-Exempt Fund, net asset value is determined using the "amortized cost" method, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with an adjustment for any discount or premium on a security at the time of purchase. The net asset value is the offering price. Shares are also redeemed at their net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of Fund shares is determined daily on days that both the Exchange and the Federal Reserve Bank of Boston are open for business and do not close early. On any day the Exchange closes early, net asset value per share of each Fund for such purposes will be determined 15 minutes after the early close of trading. On any day that the BMA recommends an early close, the time for determination of net asset value of the Fund will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On days that both the Exchange and the Federal Reserve Bank of Boston are open for full days of trading and the BMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Premier Institutional, Institutional, the Rated Institutional and Government Funds. Net asset value is determined daily on days that both the Exchange and the Federal Reserve Bank of Boston are open for business for full days of trading for the Institutional Tax-Exempt Fund and for the Treasury Fund


                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       31

[ICON]

DIVIDENDS -- ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.


at the close of trading on the Exchange (4:00 p.m. Boston time) and at Noon (Boston time).


Boston banks are closed on certain holidays on which the New York Stock Exchange is open. These holidays are Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). On these holidays, you will not be able to purchase shares by wiring Federal Funds because State Street Bank is not open to receive such funds on behalf of the Funds. If your check is received on the business day prior to a holiday, or, in the case of the Institutional Tax-Exempt or Treasury Funds, if your order is received after the close of trading (including early closing of trading) on the Exchange on the business day prior to a holiday, you will have the proceeds of the check or order invested in shares of the applicable Fund as of the first time that shares in that Fund may be purchased on the next day on which State Street Bank is open for business. In addition, if your order for the Institutional Tax-Exempt Fund or Treasury Fund is received after 12:00 noon (Boston time) or 2:00 p.m. (Boston time), respectively, but prior to the close (including early closing of trading) on the Exchange on the business day prior to a holiday, you will have the proceeds of any wire received on the same day invested in shares of the applicable Fund as of the close of trading on the Exchange on that day, but you will not begin earning dividends on the investment until the next day on which State Street Bank is open for business. Also, you will not be able to have redemption proceeds wired to your bank on these Boston bank holidays. The Funds' offices will be open, however, and all phones will be operative. The Funds' staff will be available to take orders for next day purchases and redemptions, or answer any questions you may have.

                              DIVIDENDS AND TAXES
                              --------------------------------------------------


                              DIVIDENDS are declared daily and reinvested monthly in the form of additional shares at net asset value or, at the shareholder's option, paid in cash. Dividends are determined immediately prior to the determination of net asset value at the close of trading on the Exchange for the Institutional Tax-Exempt and Treasury Funds, and as of 5:00 p.m. for the Premier Institutional Fund, Institutional Fund, the Rated Institutional Fund and the Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either:
                              (a) at 12:00 Noon (Boston time) for the
                              Institutional Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund and 5:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund, the Rated Institutional Fund and the Government Fund on days which the Exchange and the Federal Reserve Bank of Boston are open


32                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
                              for business, and do not close early, or if the Exchange closes early or the BMA recommends that the securities market close early, at such early closing time or (b) at the previous close of trading on the Exchange on days on which the Exchange or the Federal Reserve Bank of Boston is not open for business. Each Fund other than the Institutional Tax-Exempt Fund intends to pay dividends, most of which will be taxed as ordinary income, although each Fund may pay capital gains dividends as well. The Institutional Tax-Exempt Fund intends to pay dividends most of which will be excludable from your gross income for Federal income tax purposes, but may pay taxable capital gains dividends as well.



                              You may receive your dividends in cash monthly. Such cash dividends will be paid to you by check within seven days after the end of each month. You may elect to receive dividends in cash at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend, your written notice must be received by State Street Bank at least seven days prior to the end of the month.


                              If you redeem shares of a Fund or exchange them for shares of another fund, any gain on the transaction may be subject to tax. Capital gain dividends are generally taxed at different rates than ordinary income dividends.


                              Generally, within 60 days after the end of each Fund's taxable year, each Fund will tell you the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you regardless of how long you have held your shares. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.


                              If you are neither a lawful permanent resident nor a citizen of the U.S., or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

                              By law, each Fund must withhold 31% of your dividends and proceeds if you have not provided a taxpayer identification number to the Fund or the number is incorrect.

                              This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.

                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       33

[ICON]

MANAGEMENT OF THE FUNDS [ICON]

                              FUND ASSET MANAGEMENT
                              --------------------------------------------------

                              Fund Asset Management, the Investment Adviser for each Fund, manages each Fund's investments and business operations under the overall supervision of each Fund's Board of Trustees. The Investment Adviser has the responsibility for making all investment decisions for the Fund.


                                      MANAGEMENT FEE
                                        FOR FISCAL
                                        YEAR ENDED         % OF ITS
FUND NAME                             APRIL 30, 1999    AVG NET ASSETS
----------------------------------------------------------------------
    Premier Institutional Fund          $13,596,287           .15%
----------------------------------------------------------------------
    Institutional Fund                  $16,079,679*          .20%
----------------------------------------------------------------------
    Rated Institutional Fund***         $  565,568**          .16%
----------------------------------------------------------------------
    Government Fund                     $4,969,071*           .20%
----------------------------------------------------------------------
    Treasury Fund                       $1,529,895*           .20%
----------------------------------------------------------------------
    Institutional Tax-Exempt Fund       $4,024,136*           .20%
----------------------------------------------------------------------



  *  After giving effect to voluntary waivers by the Investment Adviser.
 ** After giving effect to voluntary waivers by the Investment Adviser during the intial offering period.
***  From June 15, 1998 (commencement of operations) to April 30, 1999.




                              Fund Asset Management is part of Merrill Lynch Asset Management Group, which had approximately $518 billion in investment company and other portfolio assets under management as of July 1999. This amount includes assets managed for Merrill Lynch affiliates.


A NOTE ABOUT YEAR 2000
                              Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Each Fund could be adversely affected if the computer systems used by Fund management or other Fund service providers do not properly address this problem before January 1, 2000. Fund management expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. Each Fund's other service providers has told Fund management that it also expects to resolve the Year 2000 Problem, and Fund management will continue to monitor the situation as the Year 2000 approaches. However, if the problem has not been fully addressed, each Fund could be negatively affected. The Year 2000 Problem could also have a negative impact on the issuers in which each Fund invests, and this could hurt each Fund's investment returns.

34                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

MANAGEMENT OF THE FUNDS [ICON]

FINANCIAL HIGHLIGHTS FOR MERRILL LYNCH PREMIER INSTITUTIONAL FUND

--------------------------------------------------------------------------------

The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the indicated periods through April 30, 1999. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned on an investment in the respective Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements, are included in the Funds' annual report to shareholders, which is available upon request.


                                        MERRILL LYNCH PREMIER INSTITUTIONAL FUND
                                     -----------------------------------------------
                                      YEAR ENDED    YEAR ENDED      FOR THE PERIOD
                                      APRIL 30,      APRIL 30,    JANUARY 27, 1997*
                                         1999          1998       TO APRIL 30, 1997
------------------------------------------------------------------------------------
 Net Asset Value, beginning of
 period                              $       1.00   $     1.00        $     1.00
------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------
   Net investment income                     .052         .055              .014
------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
------------------------------------------------------------------------------------
   Dividends from net investment
   income                                   (.052)       (.055)            (.014)
------------------------------------------------------------------------------------
 Net Asset Value, end of period      $       1.00   $     1.00        $     1.00
------------------------------------------------------------------------------------
 Total Return                                5.32%        5.69%             1.40%(1)
------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------
   Net Assets, end of period (000)   $ 10,627,883   $6,644,523        $2,823,196
------------------------------------------------------------------------------------
   Ratio of expenses to average net
   assets (before waiver)                     .18%         .18%              .18%(2)
------------------------------------------------------------------------------------
   Ratio of expenses to average net
   assets (after waiver)                       --           --               .17%(2)
------------------------------------------------------------------------------------
   Ratio of net investment income,
     including realized and
     unrealized gains and losses,
     to average net assets (before
     waiver)                                 5.13%        5.55%             5.26%(2)
------------------------------------------------------------------------------------
   Ratio of net investment income,
     including realized and
     unrealized gains and losses,
     to average net assets (after
     waiver)                                   --           --              5.27%(2)
------------------------------------------------------------------------------------

  *  Commencement of operations
(1)  Cumulative total return
(2)  On an annualized basis

                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       35

[ICON]

MANAGEMENT OF THE FUNDS
[ICON]


FINANCIAL HIGHLIGHTS FOR MERRILL LYNCH INSTITUTIONAL FUND AND
MERRILL LYNCH RATED INSTITUTIONAL FUND

--------------------------------------------------------------------------------

                                               MERRILL LYNCH INSTITUTIONAL FUND
                              -------------------------------------------------------------------
                                                     YEAR ENDED APRIL 30,
                              -------------------------------------------------------------------
                                 1999          1998          1997          1996          1995
-------------------------------------------------------------------------------------------------
 Net Asset Value, beginning
 of period                    $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
-------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
-------------------------------------------------------------------------------------------------
   Net investment income             .051          .054          .052          .056          .050
-------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
-------------------------------------------------------------------------------------------------
   Dividends from net
   investment income                (.051)        (.054)        (.052)        (.056)        (.050)
-------------------------------------------------------------------------------------------------
 Net Asset Value, end of
 period                       $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
-------------------------------------------------------------------------------------------------
 Total Return                        5.25%         5.57%         5.34%         5.81%         5.11%
-------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
   Net Assets, end of period
   (000)                      $ 8,060,111   $ 7,372,425   $ 6,197,878   $ 7,615,126   $ 6,580,086
-------------------------------------------------------------------------------------------------
   Ratio of expenses to
   average net assets
   (before waiver)                    .37%          .38%          .38%          .37%          .37%
-------------------------------------------------------------------------------------------------
   Ratio of expenses to
   average net assets (after
   waiver)                            .24%          .25%          .25%          .24%          .24%
-------------------------------------------------------------------------------------------------
   Ratio of net investment
     income, including
     realized and unrealized
     gains and losses, to
     average net assets
     (before waiver)                 4.98%         5.34%         5.12%         5.42%         5.00%
-------------------------------------------------------------------------------------------------
   Ratio of net investment
     income, including
     realized and unrealized
     gains and losses, to
     average net assets
     (after waiver)                  5.11%         5.47%         5.25%         5.55%         5.13%
-------------------------------------------------------------------------------------------------

                                               MERRILL LYNCH
                                          RATED INSTITUTIONAL FUND
                                        ----------------------------
                                        FOR THE PERIOD JUNE 15, 1998
                                        (COMMENCEMENT OF OPERATIONS)
                                             TO APRIL 30, 1999
--------------------------------------------------------------------
 Net Asset Value, beginning of period             $   1.00
--------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
--------------------------------------------------------------------
   Net investment income                              .045
--------------------------------------------------------------------
 LESS DISTRIBUTIONS:
--------------------------------------------------------------------
   Dividends from net investment
   income                                            (.045)
--------------------------------------------------------------------
 Net Asset Value, end of period                   $   1.00
--------------------------------------------------------------------
 Total Return                                         4.57%(1)
--------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------
   Net Assets, end of period (000)                $437,664
--------------------------------------------------------------------
   Ratio of expenses to average net
   assets (before waiver)                              .27%(2)
--------------------------------------------------------------------
   Ratio of expenses to average net
   assets (after waiver)                               .23%(2)
--------------------------------------------------------------------
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (before waiver)                           4.95%(2)
--------------------------------------------------------------------
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (after waiver)                            4.99%(2)
--------------------------------------------------------------------

(1)  Cumulative total return
(2)  On an annualized basis

                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
36

MANAGEMENT OF THE FUNDS
[ICON]


FINANCIAL HIGHLIGHTS FOR MERRILL LYNCH GOVERNMENT FUND AND
MERRILL LYNCH TREASURY FUND

--------------------------------------------------------------------------------

                                                 MERRILL LYNCH GOVERNMENT FUND
                              -------------------------------------------------------------------
                                                     YEAR ENDED APRIL 30,
                              -------------------------------------------------------------------
                                 1999          1998          1997          1996          1995
-------------------------------------------------------------------------------------------------
 Net Asset Value, beginning
 of period                    $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
-------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
-------------------------------------------------------------------------------------------------
   Net investment income             .050          .053          .052          .055          .049
-------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
-------------------------------------------------------------------------------------------------
   Dividends from net
   investment income                (.050)        (.053)        (.052)        (.055)        (0.49)
-------------------------------------------------------------------------------------------------
 Net Asset Value, end of
 period                       $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
-------------------------------------------------------------------------------------------------
 Total Return                        5.16%         5.48%         5.31%         5.67%         4.99%
-------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
   Net Assets, end of period
   (000)                      $ 2,636,672   $ 2,114,592   $ 2,017,399   $ 1,643,625   $ 1,601,085
-------------------------------------------------------------------------------------------------
   Ratio of expenses to
   average net assets
   (before waiver)                    .36%          .37%          .38%          .38%          .37%
-------------------------------------------------------------------------------------------------
   Ratio of expenses to
   average net assets (after
   waiver)                            .24%          .25%          .26%          .26%          .24%
-------------------------------------------------------------------------------------------------
   Ratio of net investment
     income, including
     realized and unrealized
     gains and losses, to
     average net assets
     (before waiver)                 4.90%         5.24%         5.07%         5.37%         4.82%
-------------------------------------------------------------------------------------------------
   Ratio of net investment
     income, including
     realized and unrealized
     gains and losses, to
     average net assets
     (after waiver)                  5.02%         5.36%         5.19%         5.49%         4.95%
-------------------------------------------------------------------------------------------------

                                                       MERRILL LYNCH TREASURY FUND
                                        ---------------------------------------------------------
                                                          YEAR ENDED APRIL 30,
                                        ---------------------------------------------------------
                                          1999        1998        1997        1996        1995
-------------------------------------------------------------------------------------------------
 Net Asset Value, beginning of period   $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
-------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------------------------------------
   Net investment income                     .046        .051        .049        .052        .045
-------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
-------------------------------------------------------------------------------------------------
   Dividends from net investment
   income                                   (.046)      (.051)      (.049)      (.052)      (.045)
-------------------------------------------------------------------------------------------------
 Net Asset Value, end of period         $    1.00   $    1.00   $    1.00   $    1.00   $    1.00
-------------------------------------------------------------------------------------------------
 Total Return                                4.76%       5.24%       5.08%       5.37%       4.68%
-------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------
   Net Assets, end of period (000)      $ 680,340   $ 759,197   $ 611,844   $ 514,123   $ 342,844
-------------------------------------------------------------------------------------------------
   Ratio of expenses to average net
   assets (before waiver)                     .39%        .41%        .42%        .41%        .44%
-------------------------------------------------------------------------------------------------
   Ratio of expenses to average net
   assets (after waiver)                      .25%        .26%        .27%        .26%        .29%
-------------------------------------------------------------------------------------------------
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (before waiver)                  4.36%       5.11%       4.85%       5.09%       4.58%
-------------------------------------------------------------------------------------------------
   Ratio of net investment income,
     including realized and unrealized
     gains and losses, to average net
     assets (after waiver)                   4.50%       5.26%       5.00%       5.24%       4.73%
-------------------------------------------------------------------------------------------------

                            MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES       37

[ICON]

MANAGEMENT OF THE FUNDS
[ICON]

FINANCIAL HIGHLIGHTS FOR MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                        MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND
                              ---------------------------------------------------------------
                                                   YEAR ENDED APRIL 30,
                              ---------------------------------------------------------------
                                 1999          1998          1997         1996        1995
---------------------------------------------------------------------------------------------
 Net Asset Value, beginning
 of period                    $      1.00   $      1.00   $      1.00   $    1.00   $    1.00
---------------------------------------------------------------------------------------------
   Net investment income              .03           .04           .03         .04         .03
---------------------------------------------------------------------------------------------
   Dividends from net
   investment income                 (.03)         (.04)         (.03)       (.04)       (.03)
---------------------------------------------------------------------------------------------
 Net Asset Value, end of
 period                       $      1.00   $      1.00   $      1.00   $    1.00   $    1.00
---------------------------------------------------------------------------------------------
 Total Return                        3.22%         3.59%         3.41%       3.68%       3.20%
---------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
   Net Assets, end of period
   (000)                      $ 1,953,075   $ 1,804,442   $ 1,003,655   $ 667,205   $ 403,903
---------------------------------------------------------------------------------------------
   Ratio of expenses to
   average net assets
   (before waiver)                    .49%          .49%          .52%        .54%        .56%
---------------------------------------------------------------------------------------------
   Ratio of expenses to
   average net assets (after
   waiver)                            .24%          .24%          .27%        .29%        .31%
---------------------------------------------------------------------------------------------
   Ratio of net investment
     income, to average net
     assets (before waiver)          2.92%         3.28%         3.12%       3.35%       2.90%
---------------------------------------------------------------------------------------------
   Ratio of net investment
     income, to average net
     assets (after waiver)           3.17%         3.53%         3.37%       3.60%       3.15%
---------------------------------------------------------------------------------------------

38                          MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

                                                        POTENTIAL
                 -------------------------              INVESTORS                ----------------------------
                 |                           OPEN AN ACCOUNT (TWO OPTIONS).                                 |
                 |                                                                                          |
                 |                                                                                          |

                -1-                                                                                        -2-

           MERRILL LYNCH                                                                             TRANSFER AGENT
        FINANCIAL CONSULTANT
        OR SECURITIES DEALER                                                               STATE STREET BANK AND TRUST COMPANY
                                                                                                      P.O. Box 8118
 ADVISES SHAREHOLDERS ON THEIR FUND                                                         Boston, Massachusetts 02266-8118
            INVESTMENTS.
                                                                                                   PERFORMS RECORDKEEPING
                 |                                                                                 AND REPORTING SERVICES.
                 |
                 |                                     DISTRIBUTOR                                          |
                 |                                                                                          |
                 |                          MERRILL LYNCH FUNDS DISTRIBUTOR,                                |
                 |                   A DIVISION OF PRINCETON FUNDS DISTRIBUTOR, INC.                        |
                 -----------------          One Financial Center, 23rd Floor            --------------------
                                              Boston, Massachusetts 02111

                                          ARRANGES FOR THE SALE OF FUND SHARES.

                                                           |
                                                           |
                                                           |
                                                           |

                                                        THE FUNDS
                 -----------------------         THE BOARD OF TRUSTEES              ------------------------
                 |                                 OVERSEES THE FUNDS                                       |
                 |                                                                                          |
                 |                                                                                          |

              COUNSEL                              |                |                                   CUSTODIAN
                                                   |                |
         ROGERS & WELLS LLP                        |                |                     STATE STREET BANK AND TRUST COMPANY
          200 Park Avenue                          |                |                                 P.O. Box 8118
      New York, New York 10166                     |                |                              Boston, MA 02266-8118
                                                   |                |
 PROVIDES LEGAL ADVICE TO THE FUND.                |                |                   HOLDS THE FUNDS' ASSETS FOR SAFEKEEPING.
                                                   |                |
                                                   |                |
                                                   |                |
                                                   |                |
        INDEPENDENT AUDITORS      ------------------                -----------------              INVESTMENT ADVISER

        DELOITTE & TOUCHE LLP                                                                  FUND ASSET MANAGEMENT, L.P.
         200 Berkeley Street
  Boston, Massachusetts 02116                                                                   ADMINISTRATIVE OFFICES
                                                                                                 800 Scudders Mill Road
        AUDITS THE FINANCIAL                                                                  Plainsboro, New Jersey 08536
STATEMENTS OF THE FUNDS ON BEHALF OF
         THE SHAREHOLDERS.                                                                           MAILING ADDRESS
                                                                                                      P.O. Box 9011
                                                                                            Princeton, New Jersey 08543-9011

                                                                             MANAGES THE FUNDS' DAY-TO-DAY INVESTMENT ACTIVITIES.



                 MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

FOR MORE INFORMATION [ICON]

SHAREHOLDER REPORTS

Additional information about each Fund's in-vestments is available in the Fund's annual and semi-annual reports to shareholders. You may obtain these reports at no cost by calling 1-800-225-1576.


STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains further information about each Fund and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Fund at State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118 or by calling 1-800-225-5150 or 1-800-972-5555.


Contact your Merrill Lynch Financial Consultant or the Fund at the telephone number or address indicated above if you have any questions.


Information about each Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the public reference room. This information is also available on the SEC's Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009.


YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM THE INFORMATION CONTAINED IN THIS PROSPECTUS.


Investment Company Act file #811-5149
Code #19065-0899
-C-Fund Asset Management, L.P.


                                                                       [LOGO]
PROSPECTUS

Merrill Lynch
Funds For Institutions Series
--------------------


Merrill Lynch Premier
  Institutional Fund
Merrill Lynch
  Institutional Fund
Merrill Lynch Rated
  Institutional Fund
Merrill Lynch
  Government Fund
Merrill Lynch
  Treasury Fund
Merrill Lynch
  Institutional
  Tax-Exempt Fund

                                                                 August 30, 1999

                      STATEMENT OF ADDITIONAL INFORMATION



                  MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES


                    MERRILL LYNCH PREMIER INSTITUTIONAL FUND
                        MERRILL LYNCH INSTITUTIONAL FUND
                     MERRILL LYNCH RATED INSTITUTIONAL FUND
                         MERRILL LYNCH GOVERNMENT FUND
                          MERRILL LYNCH TREASURY FUND
                  MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND


One Financial Center, 23rd Floor, Boston Massachusetts 02111 - Phone No. 1-(800)
                                    225-1576


                              -------------------


    Each Fund is a no-load money market fund seeking current income, preservation of capital and liquidity available from investing in short-term securities. Of the Funds offered by this Prospectus, Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Rated Institutional Fund invests in money market securities generally; Merrill Lynch Government Fund invests in direct U.S. Government obligations, in securities of U.S. Government agencies and U.S. Government sponsored enterprises and repurchase agreements. Merrill Lynch Treasury Fund invests in U.S. Treasury securities; and Merrill Lynch Institutional Tax-Exempt Fund invests in tax-exempt securities and pays dividends exempt from Federal income taxation.



    This Statement of Additional Information of the Funds is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated August 30, 1999 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling (800) 225-1576 or by writing each Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. Each Fund's audited financial statements are incorporated in this Statement of Additional Information by reference to the Funds' 1999 annual report to shareholders. You may request a copy of each annual report at no charge by calling (800) 225-1576 between 8:30 a.m. and 6:00 p.m. on any business day.


                              -------------------

                   FUND ASSET MANAGEMENT--INVESTMENT ADVISER
                                  ------------


    The date of this Statement of Additional Information is August 30, 1999.

                               TABLE OF CONTENTS


                                                                                                                PAGE
                                                                                                                -----
Investment Objectives and Policies.........................................................................           2
    Premier Institutional Fund.............................................................................           2
    Institutional Fund.....................................................................................           6
    Rated Institutional Fund...............................................................................          10
    Government Fund........................................................................................          15
    Treasury Fund..........................................................................................          18
    Institutional Tax-Exempt Fund..........................................................................          20
    Maturity and Quality Standards.........................................................................          24
    Investment Restrictions................................................................................          24
Management of the Trust....................................................................................          26
    Trustees and Officers..................................................................................          26
    Compensation of Trustees...............................................................................          28
Investment Advisory Arrangements...........................................................................          29
Portfolio Transactions.....................................................................................          31
Net Asset Value............................................................................................          33
Dividends..................................................................................................          34
Taxes......................................................................................................          35
    Federal................................................................................................          35
    Massachusetts Income Tax...............................................................................          37
    Other Taxes............................................................................................          38
Distributor................................................................................................          38
Yield Information..........................................................................................          38
General Information........................................................................................          39
Financial Statements.......................................................................................          39
Appendix A-Commercial Paper, Bank Money Instruments and Corporate Bond Ratings.............................         A-1
Appendix B-Information Concerning Tax-Exempt Securities....................................................         B-1
    Description of Tax-Exempt Securities...................................................................         B-1
    Variable Rate Demand Notes.............................................................................         B-2
    Purchase of Securities with Rights to Put the Securities...............................................         B-2

                       INVESTMENT OBJECTIVES AND POLICIES
                           PREMIER INSTITUTIONAL FUND


    All investments of the Premier Institutional Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of Government securities and 397 days (13 months) in the case of all other securities. The dollar weighed average maturity of the Premier Institutional Fund portfolio will be 90 days or less.


    The following is a description of the types of short-term "money market" instruments in which the Premier Institutional Fund will principally invest:

        (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

        (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes, thrift notes and deposit notes:

       (iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

        (iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

    Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Premier Institutional Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Premier Institutional Fund's total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Premier Institutional Fund will not invest in Second Tier Securities.

    The following is a description of some of the investments or investment practices in which the Premier Institutional Fund may invest or engage:


        GOVERNMENT SECURITIES: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Premier Institutional Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes.



        REPURCHASE AGREEMENTS: The Premier Institutional Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Premier Institutional Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. As a matter of operating policy, the Premier Institutional Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Premier Institutional Fund's net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Premier Institutional Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, the Premier Institutional Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

        REVERSE REPURCHASE AGREEMENTS: The Premier Institutional Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Premier Institutional Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Premier Institutional Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Premier Institutional Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund's investment restrictions set forth herein.

        LENDING OF PORTFOLIO SECURITIES: The Premier Institutional Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Premier Institutional Fund will receive income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increase its yield.

        COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS: The Premier Institutional Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See below for a discussion of these structured financings.

        BANK MONEY INSTRUMENTS: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits.

        FORWARD COMMITMENTS: The Premier Institutional Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Premier Institutional Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions. While the types of money market securities in which the Premier Institutional Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Premier Institutional Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Premier Institutional Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

    The Premier Institutional Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. bands or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Premier Institutional Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Premier Institutional Fund held overseas will be held by foreign branches of the custodian for the Premier Institutional Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

    Fund Asset Management, L.P. ("FAM") will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Premier Institutional Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.


    The Premier Institutional Fund will only invest in short-term obligations (including short-term, promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term dept obligations by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are five NRSROs: Duff & Phelps Credit Ratings Co., Fitch IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson Bankwatch, Inc. See Appendix A for a description of commercial paper, bank money instruments and bond ratings.


    The Premier Institutional Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

    As described above and in the Prospectus, the Premier Institutional Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

    Variable amount master notes and funding agreements described in the Prospectus, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.

    Forward or firm commitments for the purchase or sale of securities may be entered into by the Premier Institutional Fund as described herein. The purchase of the underlying securities will be recorded on the date the Premier Institutional Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund's net asset value. A separate account of the Premier Institutional Fund will be established with the State Street Bank and Trust Company, the Premier Institutional Fund's custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Premier Institutional Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

    The Premier Institutional Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Premier Institutional Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Premier Institutional Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Premier Institutional Fund are present or represented by proxy, or (ii) more than 50% of the Premier Institutional Fund's outstanding shares, whichever is less. The Premier Institutional Fund may not:

        (1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; instruments issued by domestic banks; and for purposes of this restriction, issuers of asset-backed and mortgage-backed securities will not be considered to be in any particular industry).

        (2) Make investments for the purpose of exercising control or management.

        (3) Underwrite securities of other issuers except insofar as the Premier Institutional Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

        (4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Premier Institutional Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

        (5) Borrow money, except that (i) the Premier Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Premier Institutional Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Premier Institutional Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Premier Institutional Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Premier Institutional Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Premier Institutional Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

        (6) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Premier Institutional Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Premier Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

        (7) Issue senior securities to the extent such issuance would violate applicable law.

        (8) Purchase or sell commodities or contracts on commodities, except to the extent that the Premier Institutional Fund may do so in accordance with applicable law and the Premier Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

    In addition, the Premier Institutional Fund has adopted non-fundamental restrictions which may be changed by the Board of Trustees without approval of the Premier Institutional Fund's shareholders. Under the non-fundamental investment restrictions, the Premier Institutional Fund may not:

        (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

        (b) Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

        (c) Notwithstanding fundamental investment restriction (5) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information.

    LENDING OF PORTFOLIO SECURITIES. Subject to investment restriction (6) above, the Premier Institutional Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Premier Institutional Fund. Such loans will be terminable at any time. The Premier Institutional Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Premier Institutional Fund may pay reasonable fees in connection with the arranging of such loans.

    As a matter of operating policy, the Trustees of the Trust have determined that the Premier Institutional Fund will not write put or call options.

    For purposes of the 25% limitation on investment in securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.

                               INSTITUTIONAL FUND


    All investments of the Institutional Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of Government securities and 397 days (13 months) in the case of all other securities. The dollar weighted average maturity of the Institutional Fund's portfolio will be 90 days or less.


    The following is a description of the types of short-term "money market" instruments in which the Institutional Fund will principally invest:

        (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

        (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes, thrift notes and thrift deposit notes;

        (iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

        (iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

    Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Institutional Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Institutional Fund's total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Institutional Fund will not invest in Second Tier Securities.

    The following is a description of some of the investments or investment practices in which the Institutional Fund may invest or engage:


        GOVERNMENT SECURITIES: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Institutional Fund also invests in instruments issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above, other than Treasury bills and notes.



        REPURCHASE AGREEMENTS: The Institutional Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Institutional Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. As a matter of operating policy, the Institutional Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Institutional Fund's net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Institutional Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, the Institutional Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.


        REVERSE REPURCHASE AGREEMENTS: The Institutional Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Institutional Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Institutional Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Institutional Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund's investment restrictions set forth herein.

        LENDING OF PORTFOLIO SECURITIES: The Institutional Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Institutional Fund receives income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increases its yield. Management of the Institutional Fund does not consider the lending of portfolio securities to constitute loans for purposes of the Fund's investment restrictions set forth herein.

        COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS: The Institutional Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with not more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See below for a discussion of these structured financings.

        BANK MONEY INSTRUMENTS: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits.

        FORWARD COMMITMENTS: The Institutional Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Institutional Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

    While the types of money market securities in which the Institutional Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of the failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Institutional Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Institutional Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

    The Institutional Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Institutional Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Institutional Fund held overseas will be held by foreign branches of the custodian for the Institutional Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

    Fund Asset Management, L.P. ("FAM") will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Institutional Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada,

France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.


    The Institutional Fund will only invest in short-term obligations (including short-term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are five NRSROs: Duff & Phelps Credit Ratings Co., Fitch IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson Bankwatch, Inc. See Appendix A for a description of commercial paper, bank money instrument and bond ratings.


    The Institutional Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

    As described above and in the Prospectus, the Institutional Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

    Variable amount master notes, described in the Prospectus, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.

    Forward or firm commitments for the purchase or sale of securities may be entered into by the Institutional Fund as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Institutional Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Institutional Fund's net asset value. A separate account of the Institutional Fund will be established with State Street Bank and Trust Company, the Institutional Fund's custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated above, the Institutional Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

    The Institutional Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Institutional Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Institutional Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Institutional Fund are present or represented by proxy, or (ii) more than 50% of the Institutional Fund's outstanding shares, whichever is less. The Institutional Fund may not:

        (1) invest more than 25% of its total assets in the securities of issuers in any particular industry (other than U.S. Government securities, Government agency secruities or domestic bank money instruments);

        (2) purchase the securities of any one issuer, other than the U.S. Government, if immediately after such purchase more than 5% of the value of its total assets would be invested in such issuer, except that up to 25% of the value of the Institutional Fund's total assets may be invested without regard to this limitation;

         (3) enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Institutional Fund's assets in such repurchase agreements;

         (4) Purchase common stocks or other voting securities, preferred stocks, warrants, other equity securities, securities with legal or contractual restrictions on resale, state bonds or municipal bonds (for purposes of this restriction, instruments, such as variable amount master notes or funding agreements, which permit the Fund to resell the instrument to the issuer (or another creditworthy party) or to require repayment of the instrument by the issuer upon notice will not be considered to have legal or contractual restrictions on resale).

         (5) Make loans, except through the purchase of debt obligations in accordance with the Institutional Fund's investment objective and policies.

         (6) Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Institutional Fund's net assets, taken at cost, at the time the borrowing is made. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests if they should occur and is not for investment purposes. (As a matter of operating policy, the Institutional Fund will not purchase securities when outstanding borrowings exceed 5% of the Institutional Fund's asset value.)

         (7) Mortgage, pledge or hypothecate any assets except in an amount of up to 15% of the value of the Institutional Fund's net assets, taken at cost, but only to secure borrowings for extraordinary or emergency purposes.

         (8) Purchase or sell real estate, real estate investment trust securities, commodities, commodity contracts or oil and gas interests.

         (9) Acquire securities of other investment companies.

        (10) Act as an underwriter of securities.

        (11) Purchase securities on margin, make short sales of securities or maintain a short position.

    As a matter of operating policy, the Trustees of the Trust have determined that the Institutional Fund will not write put or call options.


    For purposes of the 25% limitation on investment in securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.


                            RATED INSTITUTIONAL FUND

    All investments of the Rated Institutional Fund will be in securities with remaining maturities of up to 762 days (25 months) in the case of government securities and 397 days (13 months) in the case of all other securities.


    As a matter of operating policy, which may be changed by the Board of Trustees, the Institutional Fund will not issue senior securities to the extent such issuance would violate applicable law.


    The Rated Institutional Fund will maintain a rating from one or more nationally recognized statistical rating organizations ("NRSRO") that provide ratings on money market funds. There can be no assurance that the Fund will maintain any particular rating from any particular "NRSRO".

    The dollar weighted average maturity of the Rated Institutional Fund's portfolio will not exceed 90 days; however the Fund may seek to maintain a dollar weighted average maturity that does not exceed a period of less than 90 days to the extent necessary to achieve a particular rating.

    The following is a description of the types of short-term "money market" instruments in which the Rated Institutional Fund will principally invest:

        (i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

        (ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers' acceptances, time deposits, bank notes, thrift notes and deposit notes;

       (iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

        (iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

    Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Rated Institutional Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more that 1%. In addition, Rule 2a-7 requires that not more than 5% of the Rated Institutional Fund's total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Rated Institutional Fund will not invest in Second Tier Securities. Rule 2a-7 currently limits investments by the Fund in securities guaranteed by a non-controlled person of the issuer to no more than 10% of a Fund's total assets in respect of 75% of the Fund's total assets.

    The following is a description of some of the investments or investment practices in which the Rated Institutional Fund may invest or engage:


        GOVERNMENT SECURITIES: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. The Rated Institutional Fund also invests in instruments issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes.



        REPURCHASE AGREEMENTS: The Rated Institutional Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Rated Institutional Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. As a matter of operating policy the Rated Institutional Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Rated Institutional Fund's net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Rated Institutional Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, the Rated Institutional Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.


        REVERSE REPURCHASE AGREEMENTS: The Rated Institutional Fund may enter into reverse repurchase agreements which involve the sale of money market securities held by the Rated Institutional

    Fund, with an agreement to repurchase the securities at an agreed upon price, dated and interest payment. During the time a reverse repurchase agreement is outstanding, the Rated Institutional Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price.

        LENDING OF PORTFOLIO SECURITIES: The Rated Institutional Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Rated Institutional Fund receives income on the loaned securities and either receives a fee or earns interest on any investment made with cash collateral and thereby increases its yield.

        COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS: The Rated Institutional Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See below for a discussion of these structured financings.

        BANK MONEY INSTRUMENTS: Obligations or depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers' acceptances, bank notes and time deposits.

        FORWARD COMMITMENTS: The Rated Institutional Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. The Rated Institutional Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

    While the types of money market securities in which the Rated Institutional Fund invests generally are considered to have low principal risk, such securities are not completely risk-free. There is a risk of failure of issuers to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by the Rated Institutional Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which the Rated Institutional Fund may suffer time delays and incur costs or possible losses in connection with such transactions.

    The Rated Institutional Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Rated Institutional Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Rated Institutional Fund held overseas will be held by foreign branches of the custodian for the Rated Institutional Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act of 1940.

    Fund Asset Management, L.P. ("FAM") will consider the above factors in making investments in such obligations and will not knowingly purchase obligations which, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, the Rated Institutional Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.


    The Rated Institutional Fund will only invest in short-term obligations (including short-term promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations ("NRSRO"), (2) have been rated in the highest rating category by a single NSRO if only one NRSRO has rated the security, (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment, or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are five NRSROs: Standard & Poor's Ratings Group, Duff & Phelps Credit Ratings Co., Fitch IBCA, Inc., Moody's Investors Service, Inc., and Thomson Bankwatch, Inc. See Appendix A for a description of commercial paper, bank money instrument and bond ratings.


    The Rated Institutional Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

    As described above and in the Prospectus, the Rated Institutional Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

    Variable amount master notes, described in the Prospectus, permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note at any time up to the full amount provided by the note agreement. In addition the lender has the right to reduce the amount of outstanding indebtedness.

    Forward or firm commitments for the purchase or sale of securities may be entered into by the Rated Institutional Fund as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Rated Institutional Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Rated Institutional Fund's net asset value. A separate account of the Rated Institutional Fund will be established with State Street Bank and Trust Company, the Rated Institutional Fund's custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Rated Institutional Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

    The Rated Institutional Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Rated Institutional Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Rated Institutional Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Rated Institutional Fund are present or represented by proxy, or (ii) more than 50% of the Rated Institutional Fund's outstanding shares, whichever is less. The Rated Institutional Fund may not:

        (1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks; and for purposes of this restriction, issuers of asset-backed and mortgage-backed securities will not be considered to be in any particular industry).

        (2) Make investments for the purpose of exercising control or management.

        (3) Underwrite securities of other issuers except insofar as the Rated Institutional Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

        (4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Rated Institutional Fund may invest in securities directly or indirectly secured by real estate or interests, therein or issued by companies which invest in real estate or interests, therein.

        (5) Borrow money, except that (i) the Rated Institutional Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Rated Institutional Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Rated Institutional Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the Rated Institutional Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Rated Institutional Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Rated Institutional Fund's investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

        (6) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instrument shall not be deemed to be the making of a loan, and except further that the Rated Institutional Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Rated Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

        (7) Issue senior securities to the extent such issuance would violate applicable law.

        (8) Purchase or sell commodities or contracts on commodities, except to the extent that the Rated Institutional Fund may do so in accordance with applicable law and the Rated Institutional Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

    In addition, the Rated Institutional Fund has adopted non-fundamental restrictions which may be changed by the Board of Trustees without approval of the Rated Institutional Fund's shareholders. Under the nonfundamental investment restrictions, the Rated Institutional Fund may not:

        (a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

        (b) Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

        (c) Notwithstanding fundamental investment restriction (5) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information.

    LENDING OF PORTFOLIO SECURITIES. Subject to investment restriction (6) above, the Rated Institutional Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such cash collateral will be invested in short-term securities, the income from which will increase the return to the Rated Institutional Fund. Such loans will be terminable at any time. The Rated Institutional Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights. The Rated Institutional Fund may pay reasonable fees in connection with the arranging of such loans.

    As a matter of operating policy, the Trustees of the Trust have determined that the Rated Institutional Fund will not write put or call options.

    For purposes of the 25% limitation on investment in securities of issuers in a particular industry, neither all utility companies (including telephone companies) as a group nor all finance companies as a group will be considered a single industry.

                                GOVERNMENT FUND

    All investments of the Government Fund will be in securities with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Government Fund's portfolio will be 90 days or less.


    Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Government Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Government Fund's total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Government Fund will not invest in Second Tier Securities.


    The types of securities in which the Government Fund may invest include the following:

        GOVERNMENT SECURITIES: Certain Government securities, including U.S. Treasury bills, notes and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. These obligations include securities that are supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Government Fund may also invest in securities issued by U.S. government instrumentalities that are international organizations designated or supported by multiple governments, such as the International Bank for Reconstruction and Development. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities where the Investment Adviser believes that the credit risk with respect to the issuers is minimal.

        REPURCHASE AGREEMENTS: The Government Fund may invest in obligations which are subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Government Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during that period. As a matter of operating policy, the Government Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Government Fund's net assets in such repurchase agreements. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Government Fund but only to constitute collateral for the seller's obligation to pay the repurchase price and, in the event of a default by the seller, the Government Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.


        REVERSE REPURCHASE AGREEMENTS: The Government Fund may enter into reverse repurchase agreements which involve the sale of portfolio securities held by the Government Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Government Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Government Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund's investment restrictions set forth below.

        LENDING OF PORTFOLIO SECURITIES: The Government Fund may lend portfolio securities to brokers, dealers and financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of the loan, the Government Fund will receive income on the loaned securities and either receives a fee or earns interest on any investments made with cash collateral and thereby increases its yield. Management of the Government Fund does not consider the lending of portfolio securities to constitute loans for purposes of the Fund's investment restrictions set forth below.

        FORWARD COMMITMENTS: The Government Fund may purchase and sell U.S. Government securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Government Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Government Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase or sale price. If management of the Government Fund deems it appropriate to do so, the Government Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Government Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or that the Government Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Government Fund will maintain a segregated account with its custodian of cash or U.S. Government securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

        "STRIPPED COUPON" SECURITIES: The Government Fund may invest in direct obligations of the U.S. Government by purchasing component parts of U.S. Treasury bonds through the acquisition of deposit receipts which evidence ownership of direct interest in such component parts of such bonds.

    Forward or firm commitments for the purchase of U.S. Government securities may be entered into by the Government Fund, as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Government Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Government Fund's net asset value. A separate account of the Government Fund will be established with State Street Bank and Trust Company, the Government Fund's custodian, consisting of cash or U.S. Government securities having a market value at all times until the delivery date at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Government Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

    The Government Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Government Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares, whichever is less. The Government Fund may not:

        (1) Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

        (2) Act as an underwriter of securities;

        (3) Make loans, except that the Government Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Government Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Government Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies; and

        (4) Purchase securities on margin or make short sales of securities.

        (5) Borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Government Fund will not invest in securities if outstanding borrowings exceed 5% of the net asset value.)

    As a matter of operating policy, the Trustees of the Trust have determined that the Government Fund will not write put or call options.


    As a matter of operating policy, which may be changed by the Board of Trustees, the Government Fund will not (i) purchase or sell real estate, except that, to the extent permitted by applicable law, the Government Fund may invest in securities directly or indirectly secured by real estate or interests, therein or issued by companies which invest in real estate or interests, therein; (ii) purchase or sell commodities or contracts on commodities, except to the extent that the Government Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or (iii) issue senior securities to the extent such issuance would violate applicable law.


    Collateral received by the Government Fund to secure loans of its portfolio securities will be marked to market on a daily basis.

                                 TREASURY FUND

    All investments of the Treasury Fund will be in securities with remaining maturities not exceeding 762 days (25 months). The dollar weighted average maturity of the Treasury Fund's portfolio will be 90 days or less.


    Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Treasury Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Treasury Fund's total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Treasury Fund will not invest in Second Tier Securities.


    The types of securities in which the Treasury Fund may invest include the following:

        U.S. TREASURY SECURITIES: The Treasury Fund will invest in Treasury bills, notes and other direct obligations of the U.S. Treasury.

        FORWARD COMMITMENTS: The Treasury Fund may purchase and sell U.S. Treasury securities on a when-issued or forward commitment basis and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Treasury Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Treasury Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase or sale price. If management of the Treasury Fund deems it appropriate to do so, the Treasury Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Treasury Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or that the Treasury Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Treasury Fund will maintain a segregated account with its custodian of cash or U.S. Government securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

        REPURCHASE AGREEMENTS: The Treasury Fund may invest up to 10% of its total assets in obligations subject to repurchase agreements. This limitation on the Treasury Fund's investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund's yield under certain market conditions.

        A repurchase agreement is an instrument under which the purchaser (i.e., the Treasury Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, such as under one week. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Treasury Fund but only to constitute collateral for the seller's obligation to pay the repurchase price and, in the event of a default by the seller, the Treasury Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

    Forward or firm commitments for the purchaser of U.S. Government securities may be entered into by the Treasury Fund, as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Treasury Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Treasury Fund's net asset value. A separate account of the Treasury Fund will be established with State Street Bank and Trust Company, the Treasury Fund's custodian, consisting of cash or U.S. Government securities having a market value at all times until the delivery date at least equal to the amount of the forward purchase commitment. As stated in the

Prospectus, the Treasury Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

    The Treasury Fund may invest up to 10% of its total assets in obligations subject to repurchase agreements. The Treasury Fund will not acquire repurchase agreements if, as a result thereof, more than 10% of the value of its total assets would be invested in repurchase agreements.

    The limitations on the Treasury Fund's investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund's yield, since the Treasury Fund earns a fee for entering into a repurchase agreement which increases the effective yield of the obligations underlying the repurchase agreement. The adverse effect of this limitation on the Treasury Fund's yield will be greater during periods in which yields on shorter term securities are higher than yields on longer term securities.

    The Treasury Fund has adopted the following investment restrictions, none of which may be changed without the approval of a majority of the Treasury Fund's outstanding shares, which for this purpose means the vote of (i) 67% or more of the Treasury Fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Treasury Fund are present or represented by proxy, or (ii) more than 50% of the Treasury Fund's outstanding shares, whichever is less. The Treasury Fund may not:

        (1) Enter into repurchase agreements if immediately thereafter more than 10% of the value of its total assets would be invested in repurchase agreements; and

        (2) Borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Treasury Fund will not invest in securities if outstanding borrowings exceed 5% of net asset value.)

        (3) Purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations.

        (4) Act as an underwriter of securities;

        (5) Make loans, except that the Treasury Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Treasury Fund's annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies; and

        (6) Purchase securities on margin or make short sales of securities.


    Even though the above restrictions would permit investment in securities issued or guaranteed by U.S. Government agencies, the Trustees, as a matter of investment policy, have determined that the Treasury Fund will not purchase any securities other than direct obligations of the U.S. Treasury. As a matter of operating policy, the Trustees of the Trust have determined that the Treasury Fund will not write put or call options.



    As a matter of operating policy, which may be changed by the Board of Trustees, the Treasury Fund will not (i) purchase or sell real estate, except that, to the extent permitted by applicable law, the Treasury Fund may invest in securities directly or indirectly secured by real estate or interests, therein or issued by companies which invest in real estate or interests, therein; (ii) purchase or sell commodities or contracts on commodities, except to the extent that the Treasury Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or (iii) issue senior securities to the extent such issuance would violate applicable law.


                         INSTITUTIONAL TAX-EXEMPT FUND

    The Tax-Exempt Fund will attempt to accomplish its objectives of seeking current income exempt from Federal income taxes, preservation of capital and liquidity by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisons, agencies and instrumentalities, the interest from which is exempt from Federal income tax (such obligations are herein referred to as "Tax-Exempt Securities"). The two principal classifications of Tax-Exempt Securities are "general obligation" and "revenue" bonds. The investment objectives of the Tax-Exempt Fund described above in this paragraph are a fundamental policy of the Tax-Exempt Fund and may not be changed without a vote of a majority of the outstanding shares of the Tax-Exempt Fund. There can be no assurance that the objectives of the Tax-Exempt Fund will be attained. The Tax-Exempt Fund may not purchase any securities other than Tax-Exempt Securities, and, as a matter of operating policy, the Tax-Exempt Fund under normal circumstances will invest at least 80% of its assets in Tax-Exempt Securities which are not subject to the alternative minimum tax described under "Taxes".

    The Tax-Exempt Fund will seek to achieve its objectives by investing exclusively in securities with maturities not exceeding 397 days (13 months), principally including:

        (i) obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income tax and which are rated AAA or AA by Standard & Poor's Rating Group ("S&P") or by Fitch Investors Services, Inc. ("Fitch"), or Aaa or Aa by Moody's Investors Service, Inc. ("Moody's") and unrated Tax-Exempt Securities which, in the judgment of the Trustees of the Trust, have as nearly as possible the same characteristics and quality as bonds having the above rating;

        (ii) municipal notes (tax anticipation notes, bond anticipation notes and revenue anticipation notes) rated MIG-1 or MIG-2 by Moody's, SP-1 or SP-2 on the short-term debt-rating scale of S&P, or F-1 or F-2 by Fitch or, if the notes are not rated, are obligations which, in the judgment of the trustees of the Trust, are of a quality equivalent to obligations rated MIG-1 or MIG-2 or SP-1 or SP-2 or F-1 or F-2;

       (iii) variable rate demand notes and participations therein;

        (iv) short-term tax-exempt commercial paper obligations (short-term unsecured promissory notes issued to finance short-term credit needs) which are rated at least A-1 by S&P, Prime-1 by Moody's or their equivalents as determined by the Trustees of the Trust; and

        (v) floating rate tax-exempt demand notes on which the Fund may demand payment from the issuer at par value plus accrued interest on short notice.


    Rule 2a-7 of the Securities and Exchange Commission presently limits investments by the Institutional Tax-Exempt Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Institutional Tax-Exempt Fund's total assets be invested in Second Tier Conduit Securities (as defined in the Rule). As a matter of operating policy, the Institutional Tax-Exempt Fund will not invest in Second Tier Conduit Securities.

    Appendix A sets forth a description of the above rating symbols. The Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt securities whose issuers are located in the same state. The Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds where entities supplying the revenues from which the bonds are to be paid are in the same industry. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short-term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

    Certain of the instruments in which the Tax-Exempt Fund invests, including variable rate demand notes ("VRDNs") and derivatives or synthetic municipal instruments ("Derivative Products"), effectively provide the Tax-Exempt Fund with economic interests in long-term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Securities and Exchange Commission rules, the Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the notes, in the case of VRDNs, or the long-term bonds underlying Derivative Products (the "Underlying Bonds"). Such maturities are sufficiently short-term to allow such instruments to qualify as eligible investments for money market funds such as the Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Tax-Exempt Fund's net asset value.

    VRDNs and participation interests in VRDNs held by a financial institution ("Participating VRDNs") are tax-exempt obligations which utilize a floating or variable interest rate adjustment formula and provide an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a short-notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the Public Securities Association (PSA) Index or some other appropriate interest rate adjustment index. Because of the interest rate adjustment formula on VRDNs (including Participating VRDNs), VRDNs are not comparable to fixed rate securities. The Tax-Exempt Fund's yield on VRDNs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Tax-Exempt Fund's yield on VRDNs will increase and its shareholders will have a reduced risk of capital depreciation. See below and Appendix B.

    The Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which the Tax-Exempt Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell ("put") the Fund's interest in the Underlying Bonds at par plus accrued interest to a financial institution (a "Liquidity Provider"). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) "Tender Option Bonds", which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) "Swap Products", in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) "Partnerships", which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Tax-Exempt Fund may also invest in other forms of Derivative Products.

    Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other Tax-Exempt Securities. There is some risk that certain issues could be resolved in a manner which could adversely impact the performance of the Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the "IRS") has not issued a ruling on the subject. Were the IRS to issue an adverse ruling, there is a risk the the interest paid on such Derivative Products would be deemed taxable.

    The Tax-Exempt Fund may purchase and sell tax-exempt securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Tax-Exempt Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. If management of the Tax-Exempt Fund deems it appropriate to do so, the Tax-Exempt Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Tax-Exempt Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or the Tax-Exempt Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Tax-Exempt Fund will maintain a segregated account with its custodian of cash or tax-exempt securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

    Management of the Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable to maximize the yield on the Tax-Exempt Fund's portfolio. However, because the Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities (other than securities subject to the alternative minimum tax described under "Special Tax Considerations"). Accordingly, there may be times when the Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities or resulting from the need to maintain a reserve for redemptions. The yield on the portfolio could also be negatively affected from time to time by the lack of availability of short-term, high-quality Tax-Exempt Securities. The Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund's shareholders to issue additional shares. See "Purchase of Shares."

    As indicated under "How to Buy, Sell and Transfer Shares" in the Prospectus, payments of proceeds upon redemption of shares generally will be made on the same day as a redemption request in proper form is received. Tax-Exempt Securities generally do not trade on the basis of same-day settlements. As a result, the Fund may be required to maintain cash reserves or incur temporary bank borrowings so that it can make such redemption payments. This will reduce the Tax-Exempt Fund's yield. The Trustees will re-examine the Tax-Exempt Fund's policy of making redemption payments on the date redemption orders are received if that policy has a significant impact on the Tax-Exempt Fund's yield; however, redemption payments will in any case be made within seven days of the date of redemption unless the Tax-Exempt Fund is permitted to suspend payments for a period longer than seven days (under certain circumstances.)

    All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of up to 397 days (13 months). The dollar weighted average maturity of the Tax-Exempt Fund's portfolio will be 90 days or less. The Tax-Exempt Fund can be expected to offer a lower yield than longer-term municipal; bond funds since Tax-Exempt Securities (see Appendix B for a description of Tax-Exempt Securities) with longer maturities tend to produce higher yields. Interest rates in the short-term Tax-Exempt Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.

    The Tax-Exempt Fund may also invest in short-term municipal notes, variable rate demand notes ("VRDNs"), participation interests in VRDNs held by a financial institution ("Participating VRDNs"), short-term tax-exempt commercial paper obligations and floating rate tax-exempt demand notes. See Appendix B for a discussion of the above investment instruments.

    VRDNs are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid balance plus accrued interest upon a short notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

    The maturity of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand or (ii) the period remaining until the VRDN's next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance. The Tax-Exempt Fund will not invest more than 20% of its total assets in Participating VRDNs.

    Certain tax-exempt instruments (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Trustees of the Trust will take into account the obligation of the bank in assessing the quality of such instrument. The Tax-Exempt Fund may also purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described in the Appendix A.

    The performance of the Tax-Exempt Fund will be affected by general changes in interest rates on short-term Tax-Exempt Securities. Such changes will affect the yield on the Tax-Exempt Fund's subsequent investments, will result in increases or decreases in the value of the obligations then held by the Tax-Exempt Fund and will thereby affect the rate of return on the shares of the Tax-Exempt Fund. If interest rates have increased since the time a security was purchased, the value of that security will generally decrease. The impact on value is lessened by the short-term maturities of the investment of the Tax-Exempt Fund. Short-term securities tend to fluctuate less in value due to changes in interest rates than do longer term securities. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and while the types of short-term Tax-Exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.


    PURCHASE OF TAX-EXEMPT SECURITIES ON A WHEN-ISSUED BASIS. Tax-Exempt Securities may at times be purchased or sold on a delayed delivery basis or a when-issued basis. These transactions arise when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future, often a month or more after the purchase. The payment obligation and the interest rate are each fixed at the time the buyer enters into the commitment. During the period between the making of the commitment and delivery of the securities, the Tax-Exempt Fund will not earn any income on the securities subject to the commitment, but will be exposed to changes in the market value of such securities. The Tax-Exempt Fund will only make commitments to purchase such securities with the intention of actually acquiring the securities, but the Tax-Exempt Fund may sell these securities prior to settlement date if it is deemed advisable. Purchasing Tax-Exempt Securities on a when-issued basis involves the risk that the yield available in the market when delivery takes place may actually be higher than those obtained in the transaction itself; if yields so increase, the value of the when-issued obligation will generally decrease. The Tax-Exempt Fund will maintain a separate account at its custodian bank consisting of cash or liquid Tax-

Exempt Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.


    PURCHASE OF SECURITIES WITH PUTS. The Tax-Exempt Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." The Tax-Exempt Fund does not currently intend to enter into such transactions but reserves the right to do so in the future. No transactions will be entered into for the Tax-Exempt Fund unless the trustees of the Trust have approved the proposed terms of such transactions and such terms are set forth in a subsequent prospectus which has been declared effective by the Securities and Exchange Commission. In addition, the Tax-Exempt Fund may be required to obtain an exemptive order from the Securities and Exchange Commission permitting it to acquire puts. The right to engage in such transactions is a fundamental policy of the Tax-Exempt Fund, which may only be changed by shareholder vote.


MATURITY AND QUALITY STANDARDS

    As a money market fund, the Tax-Exempt Fund is required to meet certain maturity and quality standards as set forth below.

    SHORT-TERM MATURITY STANDARDS. All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of 397 days (13 months) or less. The dollar weighted average maturity of the Tax-Exempt Fund's portfolio will be 90 days or less. The maturities of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN on demand or (ii) the period remaining until the VRDN's next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance.

    QUALITY STANDARDS. The Tax-Exempt Fund's portfolio investments in Tax-Exempt Securities will be limited to those obligations which are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short-term municipal debt obligations by a nationally recognized statistical rating organization (an "NRSRO") or, if not rated, will be of comparable quality as determined by the trustees of the Trust. The Tax-Exempt Fund's investments in Tax-Exempt Securities (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently, there are three NRSROs which rate municipal obligations: Fitch, Moody's and S&P. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of letters of credit or similar credit enhancements issued by financial institutions and, in such instances, the Board of Trustees and the Investment Adviser will take into account the obligation of the financial institution in assessing the quality of such instruments. The Tax-Exempt Fund also may purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described above.

INVESTMENT RESTRICTIONS

    The Tax-Exempt Fund has adopted the following restrictions and policies relating to the investment of its assets and its activities. These are fundamental policies and may not be changed without the approval of the holders of a majority of the Tax-Exempt Fund's outstanding shares (for this purpose a majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
(ii) more than 50% of the outstanding shares).

    The Tax-Exempt Fund may not: (1) purchase any securities other than Tax-Exempt Securities; (2) invest more than 5% of its total assets (taken at value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed by the U.S. Government or its agencies or instrumentalities; (3) borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the Tax-Exempt Fund will not purchase securities while borrowings are outstanding); (4) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Fund except as may be necessary in connection with borrowings mentioned in (3) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value; or (5) invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities; (6) make investments for the purpose of exercising control or management; (7) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (8) purchase or sell real estate (provided that such restriction shall not apply to tax-exempt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs; (9) make loans to other persons, provided that the Tax-Exempt Fund may purchase a portion of an issue of tax-exempt securities (the acquisition of a portion of an issue of tax-exempt securities or bonds, debentures or other debt securities which are not publicly distributed is considered to be the making of a loan under the Investment Company Act of 1940); (10) act as an underwriter of securities, except to the extent that the Tax-Exempt Fund may technically be deemed an underwriter when engaged in the activities described in (9) above or insofar as the Tax-Exempt Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities; (11) invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation; (12) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities; or (13) make short sales or securities or maintain a short position or invest in put call, straddle or spread options; provided, however, that the Tax-Exempt Fund shall have the authority to purchase tax-exempt securities subject to put options as described above.



    As a matter of operating policy, which may be changed by the Board of Trustees, the Tax-Exempt Fund will not (i) purchase or sell commodities or contracts on commodities, except to the extent that the Tax-Exempt Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or
(ii) issue senior securities to the extent such issuance would violate applicable law.


    For purposes of the restriction on the Tax-Exempt Fund's investing more than 5% of its total assets in the securities of any one issuer except securities backed by the U.S. Government or its agencies or instrumentalities, the Tax-Exempt Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multistate agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of an entity other than the issuer then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer.

    With respect to the restriction on the Tax-Exempt Fund's borrowing amounts in excess of 20% of its total assets, it should be noted that usually only "leveraged" investment companies may borrow in excess of 5% of their assets; however, the Tax-Exempt Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. Interest paid on such borrowings will reduce net income.
    Because of the affiliation of Merrill Lynch & Co., Inc. with the Tax-Exempt Fund, the Tax-Exempt Fund is prohibited from engaging in certain transactions involving Merrill Lynch & Co., Inc., or subsidiaries thereof, unless such transactions are conducted pursuant to the terms of an exemptive order which has been issued by the Securities and Exchange Commission.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

    The Trustees and executive officers of the Trust and their ages and principal occupations for at least the last five years are set forth below.


    ROBERT W. CROOK (63) -- PRESIDENT AND TRUSTEE (1)(2)(3) -- Senior Vice President of Merrill Lynch Asset Management, L.P. ("MLAM") and of Merrill Lynch Funds Distributor ("MLFD"), a division of Princeton Funds Distributor, Inc. ("PFD") since 1990 and Vice President of MLAM and MLFD prior thereto.


    A. BRUCE BRACKENRIDGE (69) -- TRUSTEE (2) -- 9 Elm Lane, Bronxville, New York 10708. Group Executive of J.P. Morgan & Co., Inc. (banking) and Morgan Guaranty Trust Company from 1979 to 1991 and an employee of J.P. Morgan in various capacities from 1952 to 1991.

    CHARLES C. CABOT, JR. (69) -- TRUSTEE (2) -- One Post Office Square, Boston, Massachusetts 02109. Partner of the law firm Sullivan & Worcester and associated with that firm since 1966.

    JAMES T. FLYNN (59) -- TRUSTEE (2) -- 340 East 72nd Street, New York, New York 10021. Chief Financial Officer of J.P. Morgan & Co., Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.

    TERRY K. GLENN (58) -- TRUSTEE (1)(2)(4) -- Executive Vice President of Fund Asset Management, L.P. ("FAM") and MLAM since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of MLFD since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

    TODD GOODWIN (67) -- TRUSTEE -- General Partner of Gibbons, Goodwin, van Amerongen (investment banking firm) since 1984; Director of Wells Aluminum Co. (aluminum extrusions), The Rival Company (electrical appliance manufacturer), U.S. Energy Systems (independent power producer) and John Manville Corporation (building materials).

    GEORGE W. HOLBROOK, JR. (68) -- TRUSTEE (2) -- 107 John Street, Southport, Connecticut 06490. Managing Partner of Bradley Resources Company (private investment company) and associated with that firm and its predecessors since 1953; Director of Canyon Resources Corporation (mineral exploration company); and Thoratec Laboratories Corporation (medical device manufacturer).

    W. CARL KESTER (47) -- TRUSTEE (2) -- Harvard Business School, Morgan Hall 393, Soldiers Field, Boston, Massachusetts 02163. James R. Williston Professor of Business Administration of Harvard University Graduate School of Business since 1997, having been MBA Class of 1958 Professor of Business Administration of Harvard University Graduate School of Business Administration since 1981; Independent Consultant since 1978.


    JAMES J. FATSEAS (43) -- EXECUTIVE VICE PRESIDENT (2)(3) -- Vice President of MLAM since 1993; Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.


    WILLIAM M. BREEN (44) -- SENIOR VICE PRESIDENT, CHIEF FINANCIAL OFFICER AND TREASURER (2)(3) -- Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.


    MICHAEL J. BRADY (40) -- SENIOR VICE PRESIDENT (2)(3) -- Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and an employee of MLFD prior thereto.



    ANN CATLIN (38) -- SENIOR VICE PRESIDENT (2)(3) -- Employee of MLFD since 1986.



    VINCENT R. GIORDANO (54) -- SENIOR VICE PRESIDENT (2)(4) -- Senior Vice President of FAM and MLAM since 1984 and Vice President since 1980; Portfolio Manager of FAM since 1977.

    MARK E. MAGUIRE (38) -- SENIOR VICE PRESIDENT (2)(3) -- Assistant Vice President of MLFD since 1990.


    KEVIN MCKENNA (42) -- SENIOR VICE PRESIDENT (2)(4) -- First Vice President of MLAM since 1997 and associated therewith since [1981].


    JOSEPH T. MONAGLE, JR. (51) -- SENIOR VICE PRESIDENT (2)(4) -- Senior Vice President and Department Head of the Global Fixed Income Division of the Investment Advisor and associated therewith since 1977; Senior Vice President of Princeton Services since 1993.



    BARRY F.X. SMITH (33) -- SENIOR VICE PRESIDENT (2)(3) -- Employee of MLFD since 1987.


    WILLIAM WASEL (40) -- SENIOR VICE PRESIDENT (2)(3) -- Vice President of MLAM since 1993 and Vice President of MLFD since 1990 and Assistant Vice President of MLFD prior thereto.


    MICHAEL V. PETRELLA (33) -- VICE PRESIDENT AND ASSISTANT TREASURER (3) -- Employee of MLFD since 1996; an employee of Bank of Boston prior thereto.



    PATRICIA A. SCHENA (41) -- VICE PRESIDENT AND ASSISTANT SECRETARY (2)(3) -- Assistant Vice President of MLFD since 1990, and an employee of MLFD since 1980.



    KEVIN BANNERTON (28) -- VICE PRESIDENT (3) -- Employee of MLFD since 1997 and employee of Merrill Lynch Pierce, Fenner & Smith Incorporated from 1993 to 1997.



    DONALD C. BURKE (39) -- VICE PRESIDENT (2)(4) -- Senior Vice President and Treasurer of MLAM and FAM since 1999, Senior Vice President and Treasurer of MLAM and FAM since 1999; Senior Vice President and Treasurer of Princeton Administrators, Inc. since 1999; Vice President of PFD since 1999; First Vice President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997; Director of Taxation of MLAM since 1990.



    DIANA FRANKLAND (64) -- VICE PRESIDENT (2)(3) -- Employee of MLFD since
1979.



    PETER HAYES (40) -- VICE PRESIDENT (2)(4) -- First Vice President of MLAM since 1997, Vice President of MLAM since 1988; Portfolio Manager of FAM since 1987.



    ERIC P. LAREAU (30) -- VICE PRESIDENT (2)(3) -- Employee of MLFD since 1992.



    DIANNE MCDONOUGH (38) -- VICE PRESIDENT (2)(3) -- Employee of MLFD since
1983.



    JOHN NG (45) -- VICE PRESIDENT (2)(4) -- Director of MLAM since 1998; Vice President of MLAM since 1984; Assistant Vice President of MLAM from 1981 to 1984.



    KEVIN SCHIATTA (44) -- VICE PRESIDENT (2)(4) -- Vice President of MLAM since 1985.



    PETER THOMPSON (33) -- VICE PRESIDENT -- Employee of MLFD since 1996; Prior employee of Colonial Investment Services from 1993 to 1996.



    KAREN D. YOUNG (35) -- VICE PRESIDENT (2)(3) -- Employee of MLFD since 1982.



    P. MICHAEL WALSH (31) -- VICE PRESIDENT -- Vice President of MLAM since 1993 and associated therewith since 1991.



    PHILLIP GILLESPIE (35) -- SECRETARY (2)(4) -- Vice President of MLAM since 1999, attorney with MLAM from 1998 to 1999. Prior to 1998, Mr. Gillespie was Assistant General Counsel of Chancellor LGT Asset Management, Inc. and from 1993 to 1997 was a Senior Counsel and Attorney in the Division of Investment Management and the Office of General Counsel at the U.S. Securities and Exchange Commission.



    JACYLN SCHECK (42) -- ASSISTANT SECRETARY (2)(4) -- Vice President of MLAM since 1998; employee of MLAM since 1988.

------------

(1) Interested person, as defined in the Investment Company Act of 1940.

(2) The officers of the Trust are officers of certain other investment companies for which the Investment Adviser or MLAM acts as investment adviser.



(3) One Financial Center, 23rd Floor, Boston, MA 02111


(4) P.O. Box 9011, Princeton, NJ 08543-9011

COMPENSATION OF TRUSTEES

    The following table sets forth the fiscal year ended April 30, 1999, compensation paid by the Trust to the disinterested Trustees and for the calendar year ended December 31, 1998, the aggregate compensation paid by all investment companies advised by the Investment Adviser and its affiliate, MLAM ("MLAM/FAM Advised Funds"), to the disinterested Trustees.


                                                             PENSION OR RETIREMENT     AGGREGATE COMPENSATION FROM
                                           COMPENSATION    BENEFITS ACCRUED AS PART    TRUST AND FAM/MLAM ADVISED
NAME OF TRUSTEE                           FROM THE TRUST       OF TRUST EXPENSE         FUNDS PAID TO TRUSTEES(1)
----------------------------------------  --------------   -------------------------   ---------------------------
A. Bruce Brackenridge(1)................     $36,000                 None                        $39,000
Charles C. Cabot, Jr.(1)................     $36,000                 None                        $39,000
James T. Flynn(1).......................     $36,000                 None                        $49,000
Todd Goodwin(1).........................     $18,000                 None                        $21,000
George W. Holbrook, Jr.(1)..............     $36,000                 None                        $39,000
W. Carl Kester(1).......................     $36,000                 None                        $49,000


---------------


(1) In addition to the Trust, the Trustees serve on other FAM/MLAM Advised Funds as follows: Mr. Breckenridge (2) registered investment companies consisting of (7) portfolios; Mr. Cabot (2) registered investment companies consisting of (7) portfolios; Mr. Flynn (8) registered investment companies consisting of (13) portfolios, Mr. Goodwin (2) registered investment companies consisting of (7) portfolios; Mr. Holbrook (2) registered investment companies consisting of (7) portfolios; and Mr. Kester (8) registered investment companies consisting of (13) portfolios.


    The Trustees have an Audit and Nominating Committee, the members of which are Messrs. Brackenridge, Cabot, Flynn, Goodwin, Kester and Holbrook.

    Each Trustee who is not an officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will be paid $36,000 annually in his capacity as a trustee of the Trust, and all Trustees will be reimbursed for any expenses incurred in attending meetings of the Board of Trustees of the Trust or of any committee thereof. No officer or employee of Merrill Lynch & Co., Inc. or its subsidiaries will receive any compensation from any Fund for acting as a trustee or officer of the Trust.

    As a result of the responsibilities assumed by MLFD and FAM under the Distribution Agreement and the Advisory Agreement, respectively (described below and under "Distributor" and "Investment Advisory and Other Services"), the Funds themselves have no employees other than their officers, all of whom will be compensated by FAM or MLFD.


    The officers and interested Trustees of the Trust owned on June 15, 1999 an aggregate of less than 1% of the outstanding shares of any Fund. On that date the officers and interested Trustees of the Trust owned an aggregate of less than 1/4 of 1% of the outstanding Common Stock of Merrill Lynch & Co., Inc.



    As of July 31, 1999, the following were the only shareholders of record of 5% or more of the outstanding shares of any Fund: National Association of Attorneys Fees, 750 1st Street, N.E., Washington, DC 20002-4257, owning 140,829,608.72 shares of beneficial interest of Merrill Lynch Government Fund representing 5.84% of the Fund, Merrill Lynch Trust Company, Trustee FBO Chrysler Hourly Employees Deferred Pay Plan, P.O. Box 30532, New Brunswick, NJ 08989-0532, owning 492,231,691.96 shares of beneficial interest of Merrill Lynch Premier Institutional Fund representing 5.35% of the Fund, Amerus Group Company, 699 Walnut Street, Suite 1700, Des Moines, IA 50309-3945, owning 31,382,400.78 shares of beneficial interest of Merrill Lynch Rated Institutional Fund representing 8.92% of the Fund, First Union Real Estate Investments, 55 Public Square #1900, Cleveland, OH 44113-1937, owning 43,132,417.38 shares of beneficial interest of the Merrill Lynch Treasury Fund representing 5.34% of the

Fund, Korth Family Trust, 57 Crest Road, Piedmont, CA 94611-3303, owning 95,502,839.80 shares of beneficial interest of Merrill Lynch Treasury Fund representing 11.83% of the Fund.


                        INVESTMENT ADVISORY ARRANGEMENTS

    The investment adviser to each of the Funds is Fund Asset Management, L.P. ("FAM" or the "Investment Adviser"), a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The principal business address of FAM is 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011), and the principal business address of Merrill Lynch & Co., Inc. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281.

    Pursuant to the terms of a separate Investment Advisory Agreement for each Fund, FAM, subject to the general supervision of the Board of Trustees of the Trust and in conformance with the stated policies of the applicable Fund, renders investment supervisory and corporate administrative services to the Fund. In this regard, it is the responsibility of FAM to make investment decisions for each Fund and to place the purchase and sale orders for the Funds' portfolio transactions. In addition, FAM performs, or supervises the performance of, administrative services in connection with each Fund, including (i) supervising all aspects of the Fund's administration and operations, including processing services related to the purchase and redemption of Fund shares, the general handling of shareholder relations, and portfolio management; (ii) providing the Fund, at FAM's expense, with the services of persons competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund; and (iii) providing the Fund, at FAM's expense, with adequate office space and related services. FAM may arrange for the provision of these administrative services and functions by Merrill Lynch Funds Distributor, Inc. ("MLFD") or another affiliate of Merrill Lynch & Co., Inc. Each Fund's accounting records are maintained, at the Fund's expense, by its Custodian, State Street Bank and Trust Company.

    As compensation for the services rendered by FAM under the Investment Advisory Agreements, each Fund pays FAM a fee, computed daily and payable monthly, at the following annual rates:

                                                               PERCENTAGE OF AVERAGE DAILY NET ASSETS
                                                    -------------------------------------------------------------
Premier Institutional Fund........................  15%

Institutional Fund................................  .40% up to and including $250,000,000 plus .375% over
                                                      $250,000,000 up to and including $500,000,000 plus .35%
                                                      over $500,000,000 up to and including $750,000,000 plus
                                                      .325% over $750,000,000

Rated Institutional Fund..........................  .20%

Government Fund and Treasury Fund.................  .35% up to and including $500,000,000 plus .335% over
                                                      $500,000,000 up to and including $750,000,000 plus .32%
                                                      over $750,000,000 up to and including $1,000,000,000 plus
                                                      .30% over $1,000,000,000

Tax-Exempt Fund...................................  .45% up to and including $1,500,000,000 plus .425% over
                                                      $1,500,000,000 up to and including $2,000,000,000 plus .40%
                                                      over $2,000,000,000

    PREMIER INSTITUTIONAL FUND. During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Premier Institutional Fund. For the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, the effective fee payable to FAM was .14% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the period beginning January 27, 1997 (commencement of operations) to April 30, 1997, the total advisory fees payable by the Premier Institutional Fund to the Investment Adviser aggregated $1,053,985. The

Investment Adviser voluntarily waived $45,574 of the advisory fees payable for the period beginning January 27, 1997 (commencement of operations) to April 30, 1997. For the fiscal year ended April 30, 1998, the total advisory fees payable by the Premier Institutional Fund to the Investment Adviser aggregated $8,073,755. For the fiscal year ended April 30, 1999, the total advisory fees payable by the Premier Institutional Fund to the Investment Adviser aggregated $13,596,287.



    INSTITUTIONAL FUND. Effective July 6, 1992, FAM has agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at the annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended April 30, 1999, April 30, 1998 and April 30, 1997, the total advisory fees payable by the Institutional Fund to the Investment Adviser aggregated $26,504,478, $21,807,793 and $24,155,920, respectively. The
Investment Adviser voluntarily waived $10,424,799, $8,619,014 and $9,522,140 of the advisory fees payable for the fiscal years ended April 30, 1999, April 30, 1998 and April 30, 1997, respectively.



    RATED INSTITUTIONAL FUND. During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Rated Institutional Fund. For the period beginning June 15, 1998 (commencement of operations) to April 30, 1999, the effective fee payable to FAM was .16% of the Fund's average daily net assets. For the period beginning June 15, 1998 (commencement of operations) to April 30, 1999, the total advisory fees payable by the Rated Institutional Fund to the Investment Adviser aggregated $719,585. The Investment Adviser voluntarily waived $154,017 of the advisory fees payable for the period beginning June 15, 1998 (commencement of operations) to April 30, 1999.



    GOVERNMENT FUND. Effective December 1, 1993, FAM has agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended April 30, 1999, April 30, 1998 and April 30, 1997, the total advisory fees payable by the Government Fund to the Investment Adviser aggregated $7,841,106, $6,330,489 and $6,007,440, respectively. The Investment Adviser voluntarily waived $2,872,035, $2,369,204 and $2,261,521 of the advisory fees payable for the fiscal years ended April 30, 1999, April 30, 1998 and April 30, 1997, respectively.



    TREASURY FUND. Effective December 1, 1993, FAM has agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. For the fiscal years ended April 30, 1999, April 30, 1998 and April 30, 1997, the total advisory fees payable by the Treasury Fund to the Investment Adviser aggregated $2,628,306, $2,294,733, and $1,991,236, respectively. The Investment Adviser voluntarily waived $1,098,411, $974,269 and $846,551 of the advisory fees payable for the fiscal years ended April 30, 1999, April 30, 1998 and April 30, 1997, respectively.



    TAX-EXEMPT FUND. Effective December 1, 1993, FAM agreed to waive a portion of its advisory fee so that the effective fee payable to FAM will be at an annual rate of .20% of the Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice. Previously effective February 8, 1993, FAM had voluntarily agreed to waive a portion of its advisory fee so that the effective fee payable to FAM would be at an annual rate of .26% of the Fund's average daily net assets. For the fiscal years ended April 30, 1999, April 30, 1998 and April 30, 1997, the total advisory fees payable by the Tax-Exempt Fund to the Investment Adviser aggregated $8,910,128, $6,881,461 and $3,731,200, respectively. The Investment Adviser voluntarily waived $4,885,992, $3,810,001 and $2,072,889 of the advisory fees payable for the fiscal years ended April 30, 1999, April 30, 1998 and April 30, 1997, respectively.


    Each Investment Advisory Agreement obligates the Investment Adviser to provide advisory, administrative and management services, to furnish office space and facilities for management of the affairs of the applicable Fund, to pay all compensation of, and furnish office space for, officers and employees of the Fund, as well as the fees of all Trustees of the Fund who are affiliated persons of Merrill Lynch & Co., Inc. or any of its subsidiaries. Each Fund pays all other expenses incurred in its operation and a portion of the

Trust's general administrative expenses allocated on the basis of the asset size of the respective Funds. Expenses that will be borne directly by each Fund include trustees' fees, redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering its shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include trustees' fees, legal expenses, auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by MLFD), Securities and Exchange Commission fees, accounting costs and other expenses properly payable by the Trust and allocable on the basis of size of the respective Funds. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds. The Board of Trustees of the Trust has determined that this is an appropriate method of allocation of expenses.

    As required by each Distribution Agreement, the Distributor will pay certain of the expenses incurred in connection with the offering of shares of the respective Fund. After the prospectuses and periodic reports have been prepared and set in type, the Distributor will pay for the printing and distribution of copies thereof used in connection with a Fund offering to investors. The Distributor will also pay for other supplementary sales literature.

    Each Investment Advisory Agreement will terminate automatically upon its assignment and is terminable at any time without penalty by the Board of Trustees of the Trust or by a vote of a majority of the applicable Fund's outstanding voting shares on 60 days' written notice to FAM, or by FAM on 90 days' written notice to the applicable Fund.


    The investment advisory services of FAM to the Funds are not exclusive under the terms of the Investment Advisory Agreements and FAM is also free to, and does, render such services to others. FAM and MLAM together act as the manager or adviser for over 100 investment companies.



    State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118, is each Fund's Custodian, Transfer Agent and Dividend Disbursing Agent. It also maintains each Fund's accounting records.


    Rogers & Wells LLP, counsel to the Trust, passes upon legal matters for the Funds in connection with the shares offered by the Prospectuses.

    Deloitte & Touche LLP are the independent auditors of the Trust.

                             PORTFOLIO TRANSACTIONS

    The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees of the Trust, the Investment Adviser is primarily responsible for each Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved, and the provision of supplemental investment research by the firm. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Fund's policy of investing in securities with short maturities will result in high portfolio turnover.

    The securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The securities in which the Funds invest are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Funds' portfolio transactions will consist primarily of dealer spreads and underwriting commissions. Under the Investment Company Act of 1940, persons affiliated with the Funds are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Funds, including Merrill Lynch Government Securities, Inc. ("GSI"), Merrill Lynch Money Markets, Inc. ("MLMM") and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), may not serve as the Funds' dealer in connection with such transactions except pursuant to an exemptive order such as that described below. However, affiliated persons of the Funds may serve as their broker in over-the-counter transactions conducted on an agency basis. The Funds may purchase securities from an underwriting syndicate of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act of 1940.


    The Securities and Exchange Commission has issued an exemptive order which permits the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund to conduct principal transactions with GSI, MLMM and Merrill Lynch in U.S. Government and Government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to these Funds available from GSI, MLMM and Merrill Lynch are at least as favorable as those available from other sources. GSI and MLMM have informed the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund that they will in no way, at any time, attempt to influence or control the activities of these Funds or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI, MLMM and Merrill Lynch to receive a dealer spread on any transaction with the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund no greater than their customary dealer spread for transactions of the type involved.


    The Securities and Exchange Commission has issued an exemptive order permitting the Tax-Exempt Fund to conduct principal transactions with Merrill Lynch in municipal securities with remaining maturities of one year or less which have received one of the two highest ratings from at least one of the nationally recognized rating agencies, subject to a number of conditions, including conditions designed to insure that the prices to the Tax-Exempt Fund available from Merrill Lynch are equal to or better than that available from other sources. Merrill Lynch has informed the Tax-Exempt Fund that it will in no way at any time attempt to influence or control the activities of the Tax-Exempt Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Tax-Exempt Fund no greater than their customary dealer spreads for transactions of the type involved.

    PREMIER INSTITUTIONAL FUND. For the fiscal year ended April 30, 1998, the Premier Institutional Fund engaged in 62 transactions involving approximately $2.45 billion. During the fiscal year ended April 30, 1999, the Premier Institutional Fund engaged in 88 transactions involving approximately $4.14 billion.



    INSTITUTIONAL FUND. During the fiscal year ended April 30, 1998, the Institutional Fund engaged in 35 such transactions involving approximately $1.33 billion. During the fiscal year ended April 30, 1999, the Institutional Fund engaged in 61 such transactions involving approximately $2.31 billion.



    RATED INSTITUTIONAL FUND. During the fiscal year ended April 30, 1999, the Rated Institutional Fund engaged in 19 such transactions involving approximately $239 million.



    GOVERNMENT FUND. During the fiscal year ended April 30, 1998, the Government Fund engaged in 8 such transactions involving approximately $235 million. During the fiscal year ended April 30, 1999, the Government Fund engaged in 10 such transactions involving approximately $443 million.



    TREASURY FUND. During the fiscal year ended April 30, 1998, the Treasury Fund engaged in 5 such transactions involving approximately $56 million. During the fiscal year ended April 30, 1999, the Treasury Fund engaged in 9 such transactions involving approximately $285 million.

    TAX-EXEMPT FUND. During the fiscal year ended April 30, 1998, the Tax-Exempt Fund engaged in no such transactions. During the fiscal year ended April 30, 1999, the Tax-Exempt Fund engaged in 13 such transactions involving approximately $215 million.


    The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Trustees and officers of the Trust, the Investment Adviser is primarily responsible for each Fund's portfolio decisions and for placing each Fund's portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, the firm's risk in positioning the securities involved and the firm's provision of supplemental investment research (such as economic data and market forecasts). Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreements with the Funds, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Investment Adviser generally seeks reasonable competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds' policy of investing in securities with short maturities will result in high portfolio turnover.

                                NET ASSET VALUE


    The net asset value per share for purposes of pricing orders for both the purchase and the redemption of Fund shares is determined daily on days that both the New York Stock Exchange (the "Exchange") and the Federal Reserve Bank of Boston are open for business ("business day") and do not close early. On any day the Exchange closes early, net asset value per share of each Fund for such purposes will be determined 15 minutes after the early close of trading. On any day that the BMA recommends an early close, the time for determination of net asset value of the Funds, will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On days that both the Exchange and the Federal Reserve Bank of Boston are open for full days of trading and the BMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Premier Institutional, Institutional, the Rated Institutional and Government Funds. Net asset value is determined daily on days that both the Exchange and the Federal Reserve Bank of Boston are open for business for full days of trading for the Institutional Tax-Exempt Fund and for the Treasury Fund at the close of trading on the Exchange (4:00 p.m. Boston time).


    The net asset value of the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund is determined pursuant to the "penny rounding" method by adding the fair value of all securities and other assets in the portfolio, deducting the portfolio's liabilities, dividing by the number of shares outstanding and rounding the result to the nearest whole cent. Securities held by the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund with a remaining maturity of 60 days or less will be valued on an amortized cost basis, and securities with a remaining maturity of greater than 60 days for which market quotations are readily available are valued on a current market basis. Other securities held by the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. The Tax-Exempt Fund relies on a rule of the Securities and Exchange Commission pursuant to which the valuation of its portfolio securities is based upon their amortized cost. This method involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security.

    In accordance with the Securities and Exchange Commission rule applicable to the valuation of its portfolio securities and consistent with certain of the Funds' operating policies, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of up to 762 days (25 months) in the case of U.S. Government securities and 397 days (13 months) in the case of all other securities (including Tax-Exempt Securities invested in by the Tax-Exempt
Fund) and invest only in securities determined by the Trustees to be of high quality with minimal credit risks. For purposes of calculating the Tax-Exempt Fund's dollar-weighted average portfolio maturity, the remaining maturity of a VRDN (including a Participating VRDN, is deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand, or (ii) the period required until the VRDN's next interest rate adjustment. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated pursuant to the penny rounding method, in the case of the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund, or pursuant to the amortized cost method, in the case of the Tax-Exempt Fund, will be reported to the Trustees by FAM. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the affected Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations. In addition, each of the Treasury Fund and the Tax-Exempt Fund may reduce the number of its outstanding shares by having each shareholder proportionately contribute shares to the Fund's capital. If the number of outstanding shares of the Treasury Fund or the Tax-Exempt Fund is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund's capital the number of shares which represent the difference between valuation pursuant to the penny rounding method, in the case of the Treasury Fund, or the amortized cost method, in the case of the Tax-Exempt Fund, and the market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by his investment in the Treasury Fund or the Tax-Exempt Fund.

    Since the net income of each Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 per share immediately after each such dividend declaration. Any increase in the value of a shareholder's investment in any Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account and any decrease in the value of a shareholder's investment is reflected by a decrease in the number of shares in his account.

                                   DIVIDENDS

    All, or substantially all, of each Fund's net income is declared as dividends daily. Dividends are paid monthly and automatically reinvested in additional Fund shares at net asset value and credited to the shareholder's account or, at the shareholder's option, paid in cash.

    Each Fund's net income for dividend purposes is determined daily. On days on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business, such determination will be made immediately prior to the determination of net asset value as of the close of business on the New York Stock Exchange for the Tax-Exempt and Treasury Funds, and as of 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund and Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund or 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund and Government Fund on days on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open for business and do not close early, or if the Exchange closes early or the BMA recommends that the securities markets close early, at such closing time or
(b) at the previous close of business on the New York Stock Exchange on days on which the New York Stock Exchange or the Federal Reserve Bank of Boston is not open for business. Net income of the Premier Institutional Fund,

Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund (from the time of the immediately preceding determination thereof) will consist of (i) interest accrued or discount earned (including both original issue and market discount), (ii) plus or minus all realized gains and losses, if any, on the portfolio securities of the Fund, (iii) less the estimated expenses of the Fund (including the fee payable to FAM applicable to that dividend period). If an order to purchase shares of the Tax-Exempt Fund is received after 12:00 Noon (Boston Time), or after 2:00 p.m. (Boston Time), for the Treasury Fund and prior to the close of the Exchange (including early closings), the order will become effective on that day, but dividends will not be earned until the next Business Day. For the Premier Institutional, the Institutional, the Rated Institutional or the Government Funds, if an order is received after 5:00 p.m. (Boston Time) it will not become effective, and dividends will not be earned, until the next Business Day.

    Net income of the Tax-Exempt Fund (from the time of the immediately preceding determination thereof) consists of interest accrued and/or original issue discount earned, less amortization of premiums and the estimated expenses of the Tax-Exempt Fund (including the fees payable to FAM applicable to that dividend period). The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities. Realized gains and losses are reflected in the Tax-Exempt Fund's net asset value and are not included in income.

    Each Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. As a result of a significant expense or realized or unrealized loss, it is possible that a Fund's net asset value may fall below $1.00 per share.

    Should any Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disportionately that Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than that which he paid.


    Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application contained in the Prospectus for the applicable Fund. Such dividends will be paid by check within seven days after the end of each month. The election to receive cash dividends may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend, such written notice must be received by State Street Bank at least seven days prior to the end of the month. Dividends are taxable to shareholders whether distributed in cash or reinvested in additional shares. See "Taxes."



    State Street Bank, the Transfer Agent, will send each shareholder a monthly statement showing the total number of shares owned as of the last day of the month, as well as the current month's and year to date dividends paid in terms of total cash distributed and, for those shareholders who have dividends reinvested, the number of shares acquired through the reinvestment dividends.


                                     TAXES

FEDERAL

    GENERAL. Each Fund intends to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to that Fund at corporate rates.


    Some shareholders may be subject to a 31% withholding on reportable dividends, and redemption payments ("backup withholding"). Generally, non-corporate shareholders for whom a taxpayer identification number is not on file with the applicable Fund or who, to the Fund's knowledge, have furnished an incorrect number will be subject to backup withholding. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not subject to backup withholding.


    The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as a Fund, if it does not pay dividends to its shareholders during the calendar year in an amount equal to at least 98% of the Fund's net investment income, with certain adjustments, for such calendar year, plus at least 98% of the Fund's capital gain net income for the one-year period ending, as a general rule, by October 31 of such calendar year.



    For this purpose, any income or gain retained by a Fund that is subject to corporate income tax will be treated as having been distributed at year-end. In addition, an amount equal to any undistributed net investment income or capital gain net income from the previous calendar year must also be paid as dividends to avoid the excise tax. The excise tax is imposed on the amount by which a Fund does not meet the foregoing dividend requirements. While each Fund intends to pay dividends in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of taxable income and gain will be paid as dividends to avoid imposition of the tax. The excise tax will not generally apply to the tax-exempt income of a regulated investment company such as the Tax-Exempt Fund that pays exempt-interest dividends.


    Any dividend declared by any Fund in October, November or December of any year and made payable to shareholders of record on a specified date in that month will be deemed to be received by such shareholders on December 31 of such year and to be paid by a Fund not later than December 31 of that year if actually paid during the following January. Accordingly, these dividends will be taxable to shareholders in the year declared and not in the year in which shareholders actually receive the dividend.


    PREMIER INSTITUTIONAL FUND, INSTITUTIONAL FUND, RATED INSTITUTIONAL FUND, GOVERNMENT FUND AND TREASURY FUND. Dividends will be taxable to shareholders of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund as ordinary income, except for (a) such portions as may exceed a shareholder's ratable share of the applicable Fund's earnings and profits as determined for tax purposes (which may differ from net income for book purposes), which excess will be applied against and reduce the shareholder's cost or other tax basis for his shares and (b) amounts representing dividends of realized net long-term capital gains, if any. If the amount described in (a) above were to exceed the shareholder's cost or other tax basis for his shares, the excess over such basis would be treated as gain from the sale or exchange of such shares. Dividends are taxable as described herein, whether received in cash or reinvested in additional shares of the applicable Fund.



    TAX-EXEMPT FUND. The Tax-Exempt Fund has elected to qualify to pay "exempt-interest" dividends as defined in Section 852(b)(5) of the Code. Under that section, if at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax ("tax-exempt obligations"), pursuant to Section 103(a) of the Code (relating to obligations of a state, territory, or a possession of the United States, or any political subdivision of any of the foregoing, or of the District of Columbia), the Tax-Exempt Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof (other than any short- or long-term capital gain distributions) paid by the Tax-Exempt Fund which are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund's shareholders within 60 days after the close of its taxable year. The percentage of the total dividends paid by the Tax-Exempt Fund during any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends during that year. Exempt-interest dividends may be treated by shareholders for all purposes as items of interest excludable from their gross income under Section 103(a) of the Code. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" under Section 147(a)(1) with respect to some or all of the tax-exempt obligations held by the Tax-Exempt Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Tax-Exempt Fund is not deductible to the extent attributable to exempt interest dividends. Also, any losses realized by individuals who dispose of shares of the Tax-Exempt Fund within six months of their purchase are disallowed to the extent of any exempt-interest dividends received with respect to such shares.


    Individual shareholders of the Tax-Exempt Fund may be subject to alternative minimum tax to the extent the Tax-Exempt Fund holds "private activity" bonds. The Tax-Exempt Fund expects that it will hold private activity bonds; however, an individual shareholder filing a joint return who does not have any tax preference items subject to the alternative minimum tax other than income received from the Tax-Exempt Fund derived from private activity bonds would have to receive more than $45,000 of such income from the Tax-Exempt Fund before becoming subject to the alternative minimum tax. Interest income from tax-exempt bonds held by the Fund would increase the alternative minimum taxable income of corporate shareholders for purposes of this computation.


    Exempt-interest dividends paid by the Tax-Exempt Fund, whether or not attributable to private activity bonds, may increase a corporate shareholder's alternative minimum taxable income. In addition, the payment of exempt-interest dividends may increase a corporate shareholder's liability for the environmental tax imposed on a corporation's alternative minimum taxable income (computed without regard to either the alternative tax net operating loss deduction or the environmental tax deduction). The environmental tax, which is imposed at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000, is imposed even if the corporation is not required to pay an alternative minimum tax because the corporation's regular income tax liability exceeds its minimum tax liability.


    Dividends paid out of the Tax-Exempt Fund's net realized short-term capital gains will be taxable to shareholders as ordinary income. In order to avoid taxation on its net long-term capital gains, the Tax-Exempt Fund may elect to pay "capital gain dividends" to its shareholders. Any dividends designated as capital gain dividends, i.e., as being made from the Tax-Exempt Fund's net long-term capital gains in a written notice furnished annually to shareholders are taxable to shareholders as long-term capital gains, regardless of the shareholders' holding period of shares of the Tax-Exempt Fund. To the extent the Tax-Exempt Fund has taxable income, expenses of the Fund will be allocated between the taxable income and the tax-exempt income on a proportional basis. Since the Tax-Exempt Fund will not invest in the stock of domestic corporations, shareholders of the Tax-Exempt Fund will not be entitled to the dividends-received deduction for corporations. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Tax-Exempt Fund is not deductible to the extent attributable to exempt-interest dividends.



    Not later than 60 days after the end of each fiscal year of the Tax-Exempt Fund, the Fund will send to its shareholders the written notice required by the Code designating the amount of its dividends that constitutes exempt-interest dividends, the amount of the dividends which is ordinary taxable income and the amount of dividends which is taxable to shareholders as long-term capital gain.



    The Code requires that every person required to file a tax return must disclose on that return the amount of exempt-interest dividends received from the Tax-Exempt Fund during the taxable year. The disclosure of this amount is for informational purposes only. In addition, the Code provides that with respect to a shareholder who receives exempt-interest dividends on shares held for less than six months, any loss on the sale or exchange of such shares will, to the extent of the amount of such exempt-interest dividends, be disallowed.


MASSACHUSETTS INCOME TAX

    Under present Massachusetts law, a Fund will not be subject to any Massachusetts income taxation during any fiscal year in which such Fund qualifies as a Massachusetts business trust. A Fund might be subject to Massachusetts income taxes for any taxable year in which it did not so qualify.

OTHER TAXES


    Depending upon the extent of the Tax-Exempt Fund's activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Tax-Exempt Fund may be subject to the tax laws of such states or localities. In addition, the exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of individual states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Tax-Exempt Fund is advised to consult his own tax adviser in that regard. The Tax-Exempt Fund will report annually the percentage of interest income it received during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income. Under state or local law, dividends of net investment income may be taxable to shareholders as dividend income even though a portion of such dividends may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.


                                  DISTRIBUTOR

    The Trust has entered into a Distribution Agreement with respect to each Fund (the "Distribution Agreements") with the Merrill Lynch Funds Distributor division of Princeton Distributors, Inc. ("MLFD"), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. Pursuant to the terms of each Distribution Agreement, MLFD serves as the principal underwriter and distributor of the applicable Fund's shares, and in that capacity makes a continuous offering of that Fund's shares and bears the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) which are used in connection with the offering of shares to selected dealers or investors, and the costs and expenses of preparing, printing and distributing any other literature used by MLFD or furnished by it for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by any Fund pursuant to the Distribution Agreements. There is no sales or redemption charge. The continuance of the Distribution Agreements must be approved in the same manner as the Investment Advisory Agreements, and each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the applicable Fund's outstanding shares on 60 days' written notice by MLFD and by MLFD on 90 days' written notice to the Trust.

                               YIELD INFORMATION

    Each Fund normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven with the resulting yield figure carried to at least the nearest hundredth of one percent. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

    The yield on shares of each Fund normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the applicable Fund of future yields or rates of return on its shares. The yield is affected by changes in interest rates on short-term securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

                              GENERAL INFORMATION

    The Prospectuses and the Statements of Additional Information do not contain all the information set forth in the Registration Statements and the exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, to which reference is hereby made.

    The Declaration of Trust establishing the Trust, a copy of which, together with all amendments thereto (the "Declaration"), is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name "Merrill Lynch Funds For Institutions Series" refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust may be held to any personal liability, nor may resort be had to their private property for the satisfaction of any obligation or claim or otherwise in connection with the affairs of the Trust but only property of the Trust shall be liable. The Trust issues shares in one or more series. All persons dealing with the Trust must look solely to the property of the applicable series of the Trust for the enforcement of any claims against it.

                              FINANCIAL STATEMENTS

    The Funds' audited financial statements are incorporated in this Statement of Additional Information by reference to the Funds' 1999 annual report to shareholders.

                                   APPENDIX A

      COMMERCIAL PAPER, BANK MONEY INSTRUMENTS AND CORPORATE BOND RATINGS

    COMMERCIAL PAPER AND BANK MONEY INSTRUMENTS. Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor's Ratings Group ("S&P"). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A2 indicates that capacity for timely repayment is strong; and, A3 indicates a satisfactory capacity for timely repayment.

    Moody's Investors Service ("Moody's") employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment.

    Commercial paper rated A-1+ by IBCA Limited or its affiliate IBCA Inc. (together, "IBCA") are obligations supported by the highest capacity for timely repayment. Commercial paper rated A-1 has a very strong capacity for timely repayment. Commercial paper rated A-2 has a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.


    Fitch IBCA, Inc. ("Fitch") employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.


    Duff & Phelps Credit Ratings Co. ("Duff & Phelps") employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment; short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations, Duff 1- indicates high certainty of timely payment, Duff 2 indicates good certainty of timely payment; liquidity factors and company fundamentals are sound.

    Thomson Bankwatch, Inc. ("BankWatch") employs the rating TBW-1 with respect to the highest category of commercial paper and bank money instruments. A rating of TBW-1 indicates the degree of safety regarding timely repayment of principal and interest is very strong. A rating of TBW-2 indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

    CORPORATE BONDS. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.


    Bonds rated Aaa by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


    Bonds rated AAA by Fitch are considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

    Bonds rated AAA by Duff & Phelps are deemed to be of the highest credit quality; the risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA indicates high credit quality; protection factors are strong, and risk is modest but may very slightly from time to time because of economic conditions.

    Companies rated A by BankWatch possess exceptionally strong balance sheets and earnings records, translating into excellent reputations and unquestioned access to their natural money markets. If weakness or vulnerability exists in any aspect of such a company's business, it is entirely mitigated by the strength of the organization. Companies rated A/B by BankWatch are financially very solid with favorable track records and no readily apparent weaknesses. Their overall risk profiles, while low, are not quite as favorable as for companies in the highest rating category.

RATINGS OF TAX-EXEMPT SECURITIES AND SHORT-TERM TAX-EXEMPT OBLIGATIONS

    Set forth below are descriptions of the two highest ratings of Moody's, S&P and Fitch for Tax-Exempt Securities and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Tax-Exempt Fund is authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's and S&P.

DESCRIPTIONS OF MOODY'S RATINGS

    Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    SHORT-TERM NOTES. The two highest ratings of Moody's for short-term notes are MIG-1 and MIG-2; MIG-1 denotes "best quality, enjoying strong protection from established cash flows"; MIG-2 denotes "high quality" with "ample margins of protection."

    VARIABLE RATE DEMAND OBLIGATIONS. Moody's has separate rating categories for variable rate demand obligations ("VRDOs"). VRDOs will receive two ratings. The first rating, depending of the maturity of the VRDO, will be assigned either a bond or MIG rating which represents an evaluation of the risk associated with scheduled principal and interest payments. The second rating, designated as "VMIG," represents an evaluation of the degree of risk associated with the demand feature. The VRDO demand feature ratings symbols are:

        VMIG 1: strong protection by established cash flows, superior liquidity support, demonstrated access to the market for refinancing.

        VMIG 2:  ample margins of protection, high quality.

        VMIG 3: favorable quality, liquidity and cash flow protection may be narrow, market access for refinancing may be less well established.

        VMIG 4: adequate quality, net predominantly speculative but there is risk.

    COMMERCIAL PAPER: The highest rating of Moody's for commercial paper is Prime-1. Issuers rated Prime-1 are judged to be of the highest quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Currently liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long-term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

DESCRIPTION OF S&P RATINGS

    AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

    AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

    SHORT-TERM NOTES. S&P has a separate rating category with respect to certain municipal note issues with a maturity of less than three years. The note ratings and symbols are:

        SP-1 A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.

        SP-2  A satisfactory capacity to pay principal and interest.

        SP-3  A speculative capacity to pay principal and interest.

    S&P may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

    COMMERCIAL PAPER: S&P highest rating for commercial paper is A-1. This designation indicates the degree of safety regarding timely payment as either overwhelming or very strong. Those issues determined to have overwhelming safety characteristics will be designated with a plus (+) sign designation.

DESCRIPTION OF FITCH'S RATINGS

    Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

    Fitch employs the rating F-1+ to indicate short-term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

                                   APPENDIX B

                  INFORMATION CONCERNING TAX-EXEMPT SECURITIES

DESCRIPTION OF TAX-EXEMPT SECURITIES

    Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities if the interest paid thereon is exempt from federal income tax. Tax-Exempt Securities also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes and revenue anticipation notes, which are sold as interim financing in anticipation of tax collections, bond sales and revenue receipts, respectively. The Tax-Exempt Fund may also invest in short-term tax-exempt commercial paper obligations, which are short-term unsecured promissory notes issued to finance short-term credit needs, and floating rate tax-exempt demand notes on which the Tax-Exempt Fund may demand payment from the issuer at par value plus accrued interest on short notice (typically three to seven days). In addition, the Tax-Exempt Fund may invest in variable rate demand notes and participations therein (see "Variable Rate Demand Notes" below).

    The two principal classifications of Tax-Exempt Securities are "general obligation" and "revenue" or "special obligation" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal of and interest on such industrial revenue bonds depends solely on the ability of the user of the property financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The portfolio may also include "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

    Yields on Tax-Exempt Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities in which the Tax-Exempt Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in the holding of Tax-Exempt Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and the obligations of the issuers of Tax-Exempt Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Tax-Exempt Securities. Similar proposals may be introduced in the future. If such proposals were enacted, the ability of the Fund to pay "exempt-interest" dividends would be adversely affected and the Tax-Exempt Fund would reevaluate its investment objective and policies and consider changes in its structure. See "Taxes" in the Statement of Additional Information.

VARIABLE RATE DEMAND NOTES

    Variable rate demand notes ("VRDNs") are tax-exempt obligations upon which interest is payable at a floating or variable rate and upon which payment of the unpaid principal balance plus accrued interest may be demanded at any time upon a short notice period. The interest rate on a VRDN is adjusted at periodic intervals pursuant to an adjustment formula which is based on some prevailing market rate for similar investments and which is designed to maintain the market value of the VRDN on each adjustment date at approximately the par value of the VRDN. The adjustments are frequently based upon the prime rate of a bank or some other appropriate interest rate adjustment index. The right of demand may be either against the issuer or a third party (typically a bank pursuant to an irrevocable letter of credit or guaranty arrangement).

    The Tax-Exempt Fund may also invest in VRDNs in the form of participation interests ("Participating VRDNs") in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank ("institutions"). Participating VRDNs provide the Tax-Exempt Fund with a specified undivided interest (up to 100%) of the underlying obligations and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the institution upon a specified number of days' notice, presently not to exceed seven days. In addition, the Participating VRDN is backed by an irrevocable letter of credit or similar commitment of the institution. The Tax-Exempt Fund has an undivided interest in the underlying obligation and thus participates on the same basis as the institution in such obligation except that the institution typically retains fees out of the interest paid on the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

    The Tax-Exempt Fund has been advised by its counsel to the effect that the interest received on Participating VRDNs will be treated as interest from tax-exempt obligations as long as the Fund does not invest more than a limited amount (not more than 20%) of its total assets in such investments and certain other conditions are met. The Tax-Exempt Fund will not make any such investments until its Trustees have authorized such investments. It is contemplated that if the trustees authorize such investments, the Tax-Exempt Fund will not invest more than a limited amount of its total assets in Participating VRDNs.

PURCHASE OF SECURITIES WITH RIGHTS TO PUT THE SECURITIES

    As described under "Investment Objectives and Policies" in the Statement of Additional Information, the Tax-Exempt Fund reserves the right to engage in put transactions. Set forth below is a description of certain characteristics of the put transactions the Tax-Exempt Fund is permitted to enter into.

    The right to put the securities to a counterparty depends on the counterparty's ability to pay for the securities at the time the put is exercised. The Tax-Exempt Fund would limit its put transactions to institutions which the Investment Adviser believes present minimum credit risk, and the Fund would use its best efforts to determine initially and to continue to monitor the financial strength of counterparties because adequate current financial information may not be available. In the event that any counterparty is unable to honor a put for financial reasons, the Tax-Exempt Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the counterparty. Furthermore, particular provisions of the contract between the Tax-Exempt Fund and the counterparty may excuse the counterparty from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Tax-Exempt Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. If the Tax-Exempt Fund were to engage in such transactions at this time, it would engage in such transactions with banks and, to the extent permitted by applicable law, with broker-dealers.

    It also should be noted that while the market for put options in tax-exempt securities to sellers of Tax-Exempt securities has developed over time, there can be no representation about the future state of the market, I.E., the number of banks or dealers that might be willing to sell securities to the Tax-Exempt Fund with a right for the Fund to put the securities back to the seller, the spread between the price of the security if sold without the right to put and with the right to put, the valuation of securities subject to such puts and the value to be ascribed to the put itself, if any, and whether and on what terms the Tax-Exempt Fund can renew any put options. The municipal securities purchased which are subject to such a put may be sold to third persons at any time, even though the put is outstanding, but the put itself will generally not be marketable or otherwise assignable. Therefore, the put would have value only to the Tax-Exempt Fund. Sale of the securities to third parties or lapse of time with the put unexercised will terminate the right to put the securities to the seller. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Tax-Exempt Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit on the percentage of portfolio securities that the Fund may purchase subject to a put for its portfolio. The Tax-Exempt Fund has not determined the circumstances under which it will enter into put transactions or what will be deemed to be the maturity of securities subject to puts for purposes of calculating the weighted average maturity of its portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor

One Financial Center - 23rd Floor

Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, New Jersey 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank and Trust Company

P.O. Box 8118


Boston, Massachusetts 02266-8118


LEGAL COUNSEL
Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

AUDITORS

Deloitte & Touche LLP


200 Berkeley Street


Boston, Massachusetts 02116


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THE PROSPECTUSES AND IN THESE STATEMENTS OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER MADE BY THE PROSPECTUSES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY ANY FUND OR ITS DISTRIBUTOR. THE PROSPECTUSES AND THESE STATEMENTS OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY BY ANY FUND OR BY THE DISTRIBUTOR IN ANY STATE IN WHICH SUCH OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY MAY NOT LAWFULLY BE MADE.

MERRILL LYNCH PREMIER INSTITUTIONAL FUND
MERRILL LYNCH INSTITUTIONAL FUND
MERRILL LYNCH RATED INSTITUTIONAL FUND
MERRILL LYNCH GOVERNMENT FUND
MERRILL LYNCH TREASURY FUND
MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND


Code 19066-0899


                                     [LOGO]

STATEMENTS OF ADDITIONAL INFORMATION


MERRILL LYNCH FUNDS
FOR INSTITUTIONS SERIES

---------------------------------------
MERRILL LYNCH PREMIER INSTITUTIONAL FUND
MERRILL LYNCH INSTITUTIONAL FUND
MERRILL LYNCH RATED INSTITUTIONAL FUND
MERRILL LYNCH GOVERNMENT FUND
MERRILL LYNCH TREASURY FUND
MERRILL LYNCH INSTITUTIONAL
  TAX-EXEMPT FUND

MERRILL LYNCH PREMIER INSTITUTIONAL FUND, MERRILL LYNCH INSTITUTIONAL FUND, MERRILL LYNCH RATED INSTITUTIONAL FUND, MERRILL LYNCH GOVERNMENT FUND, MERRILL LYNCH TREASURY FUND AND MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT FUND ARE SEPARATE SERIES OF MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES, WHICH IS ORGANIZED AS A MASSACHUSETTS BUSINESS TRUST. NONE OF THE FUNDS IS A BANK, NOR DOES IT OFFER FIDUCIARY OR TRUST SERVICES. SHARES OF THE FUNDS ARE NOT EQUIVALENT TO A BANK ACCOUNT. WHILE THE FUNDS ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. THE SHARES OF THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY ANY GOVERNMENT AGENCY AND ARE NOT SUBJECT TO THE PROTECTION OF THE SECURITIES INVESTOR PROTECTION CORPORATION.


August 30, 1999


Distributor

Merrill Lynch Funds Distributor



This Statement of Additional Information should be retained for future reference.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.

  EXHIBIT
   NUMBER                DESCRIPTION
------------             ----------------------------------------------------------------------------------------------------------
        1(a)  --         Declaration of Trust, as amended, with Form of Amendment dated December 11, 1989 (incorporated by reference to Exhibit 1 to Registrant's Registration Statement on Form N-1A (File No. 33-14190))
        1(b)  --         Establishment and Designation of Merrill Lynch Institutional Fund and Merrill Lynch Government Fund as
                         separate series of Merrill Lynch Funds For Institutions Series, dated June 18, 1990 (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form
                         N-1A (File No. 33-14190))
        1(c)  --         Establishment and Designation of Merrill Lynch Institutional Tax-Exempt Fund as a separate series of
                         Merrill Lynch Funds for Institutions Series, dated February 16, 1994 (incorporated by reference to Exhibit
                         1(c) to Post-Effective Amendment No. 10 of Registrant's Registration Statement on Form N-14 (File No.
                         33-14190))
        1(d)  --         Establishment and Designation of Merrill Lynch Premier Institutional Fund as a separate series of Merrill
                         Lynch Funds For Institutions Series, dated December 9, 1996 (incorporated by reference to Exhibit 1(d) to
                         Post-Effective Amendment No. 15 to Registrant's Registration Statement Form N-1A (File No. 33-14190))
        1(e)  --         Establishment and Designation of Merrill Lynch Rated Institutional Fund as a separate series of Merrill
                         Lynch Funds for Institutions Series, dated June 8, 1998 (incorporated by reference to Exhibit 1(e) to Post
                         Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No. 33-14190))
        2     --         By-Laws of Registrant (incorporated by reference to Exhibit 2 to Registrant's Registration Statement on
                         Form N-1A (File No. 33-14190))
        3     --         None
        4     --         Form of Share Certificate (incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 3 to
                         Registrant's Registration Statement to Form N-1A (File No. 33-14190))
        5(a)  --         Form of Investment Advisory Agreement for Merrill Lynch Treasury Fund (incorporated by reference to
                         Exhibit 5 to Registrant's Registration Statement on Form N-1A (File No. 33-14190))
        5(b)  --         Investment Advisory Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit
                         5(b) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No.
                         33-14190))
        5(c)  --         Investment Advisory Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit 5(c)
                         to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No. 33-14190))
        5(d)  --         Investment Advisory Agreement for Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A
                         (File No. 33-14190))
        5(e)  --         Investment Advisory Agreement for Merrill Lynch Premier Institutional Fund (incorporated by reference to
                         Exhibit 5(e) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File
                         No. 33-14190))
        5(f)  --         Investment Advisory Agreement for Merrill Lynch Rated Institutional Fund (incorporated by reference to
                         Exhibit 5(f) to Post Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File
                         No. 33-14190))
        6(a)  --         Distribution Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(a) to
                         Registrant's Registration Statement on Form N-1A (File No. 33-14190))
        6(b)  --         Form of Selected Dealer Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit
                         6(b) to Registrant's Registration Statement on Form N-1A (File No. 33-14190))

  EXHIBIT
   NUMBER                DESCRIPTION
------------             ----------------------------------------------------------------------------------------------------------
        6(c)  --         Form of Distribution Agreement for Merrill Lynch Institutional Fund (incorporated by reference to Exhibit
                         6(c) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No.
                         33-14190))
        6(d)  --         Form of Distribution Agreement for Merrill Lynch Government Fund (incorporated by reference to Exhibit
                         6(d) to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A (File No.
                         33-14190))
        6(e)  --         Form of Distribution Agreement for Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 6(e) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A
                         (File No. 33-14190))
        6(f)  --         Distribution Agreement for Merrill Lynch Premier Institutional Fund (incorporated by reference to Exhibit
                         6(f) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A (File No.
                         33-14190))
        6(g)  --         Distribution Agreement for Merrill Lynch Rated Institutional Fund (incorporated by reference to Exhibit
                         6(g) to Post Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A (File No.
                         33-14190))
        7     --         None
        8     --         Form of Custodian Agreement (incorporated by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to
                         Registrant's Registration Statement on Form N-1A (File No. 33-14190))
        9(a)  --         Form of Transfer Agency, and Dividend Disbursing Agreement (incorporated by reference to Exhibit 9(a) to
                         Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-14190))
        9(b)  --         Form of Agreement relating to the use of the "Merrill Lynch" name (incorporated by reference to Exhibit
                         9(b) to Registrant's Registration Statement on Form N-1A (File No. 33-14190))
        9(c)  --         Agreement and Plan of Reorganization of Merrill Lynch Institutional Fund Inc. and Merrill Lynch Government
                         Fund Inc., respectively (incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 5 to
                         Registrant's Registration Statement on Form N-1A (File No. 33-14190))
        9(d)  --         Agreement and Plan of Reorganization of Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 10(a) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on
                         Form N-1A (File No. 33-14190))
       10     --         Opinion and Consent of Counsel (filed herewith)
       11     --         Consent of Independent Auditors (filed herewith)
       12     --         None
       13     --         None
       14     --         None
       15     --         None
       16     --         None
       17(a)  --         Power of Attorney of W. Carl Kester (incorporated by reference to Exhibit 17(a) to Post-Effective
                         Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-14190))
       17(b)  --         Power of Attorney of James T. Flynn (incorporated by reference to Exhibit 17(b) to Post-Effective
                         Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 33-14190))



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


    Registrant does not control any other person, nor is the Registrant under common control with any other person.

ITEM 25. INDEMNIFICATION.

    Reference is made to Section 5.3 of Registrant's Declaration of Trust.

    Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and
(iii)(a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENTS ADVISER.


    Fund Asset Management, L.P. (the "Investment Adviser" or "FAM") acts as the investment adviser for the following open-end registered investment companies:
CBA Money Fund, CMA Government Securities Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Corporate High Yield Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Debt Strategies Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings California Insured Fund III, Inc., MuniHoldings California Insured Fund IV, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Florida Insured Fund III, MuniHoldings Florida Insured Fund IV, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Insured Fund III, Inc., MuniHoldings Michigan Insured Fund, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New Jersey Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund III, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniHoldings New York Insured Fund II, Inc., MuniHoldings New York Insured Fund III, Inc., MuniHoldings Pennsylvania Insured Fund, MuniInsured Fund Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

    Merrill Lynch Asset Management L.P. ("MLAM"), an affiliate of FAM, acts as investment adviser for the following open-end registered investment companies:
Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Ready Assets Trusts, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Fund, Inc., and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc., and Merrill Lynch Senior Floating Rate Fund II, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.


    The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Investment Adviser, MLAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor ("MLFD") is also P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1201. The address of Financial Data Services, Inc. ("FDS"), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


    Set forth below is a list of each officer and director of FAM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since November 30, 1987 for his or her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is president and a director, and Mr. Burke is treasurer, of FAM and MLAM as well as all or substantially all of the investment companies advised by FAM or MLAM and Messrs. Giordano, Kirstein and Monagle are directors or officers of one or more of such companies.


                                         POSITION(S) WITH THE                   OTHER SUBSTANTIAL BUSINESS,
NAME                                      INVESTMENT ADVISER                 PROFESSION, VOCATION OR EMPLOYMENT
-----------------------------------  -----------------------------  ----------------------------------------------------
ML & Co............................  Limited Partner                Financial Services Holding Company; Limited Partner
                                                                      of MLAM
Princeton Services.................  General Partner                General Partner of MLAM
Jeffrey M. Peek....................  President                      President of MLAM; President and Director of
                                                                      Princeton Services; Executive Vice President of ML
                                                                      & Co.; Managing Director and Co-Head of the
                                                                      Investment Banking Division of Merrill Lynch in
                                                                      1997; Senior Vice President and Director of the
                                                                      Global Securities and Economic Division of Merrill
                                                                      Lynch from 1995 to 1997

                                         POSITION(S) WITH THE                   OTHER SUBSTANTIAL BUSINESS,
NAME                                      INVESTMENT ADVISER                 PROFESSION, VOCATION OR EMPLOYMENT
-----------------------------------  -----------------------------  ----------------------------------------------------
Terry K. Glenn.....................  Executive Vice President       Executive Vice President of MLAM; Executive Vice
                                                                      President and Director of Princeton Services;
                                                                      President of Princeton Funds Distributor, Inc.
                                                                      since 1986 and Director thereof since 1991;
                                                                      Director of FDS; President of Princeton
                                                                      Administrators, L.P.
Gregory A. Bundy...................  Chief Operating Officer and    Chief Operating Officer and Managing Director of
                                       Managing Director              MLAM; Chief Operating Officer and Managing
                                                                      Director of Princeton Services; Co-CEO of Merrill
                                                                      Lynch Australia from 1997 to 1999
Donald C. Burke....................  Senior Vice President and      Senior Vice President, Treasurer and Director of
                                       Treasurer                      Taxation of MLAM; Senior Vice President and
                                                                      Treasurer of Princeton Services; Vice President of
                                                                      PFD; First Vice President of MLAM from 1997 to
                                                                      1999; Vice President of MLAM from 1990 to 1997
Michael G. Clark...................  Senior Vice President          Senior Vice President of MLAM; Senior Vice President
                                                                      of Princeton Services
Robert C. Doll                       Senior Vice President          Senior Vice President of MLAM; Senior Vice President
                                                                      of Princeton Services; Chief Investment Officer of
                                                                      Oppenheimer Funds, Inc. in 1999 and Executive Vice
                                                                      President thereof from 1991 to 1999
Linda L. Federici..................  Senior Vice President          Senior Vice President of MLAM; Senior Vice President
                                                                      of Princeton Services
Vincent R. Giordano................  Senior Vice President          Senior Vice President of MLAM; Senior Vice President
                                                                      of Princeton Services
Michael J. Hennewinkel.............  Senior Vice President,         Senior Vice President, General Counsel and Secretary
                                       General Counsel and            of MLAM; Senior Vice President of Princeton
                                       Secretary                      Services
Philip L. Kirstein.................  Senior Vice President          Senior Vice President of MLAM; Senior Vice
                                                                      President, Director and Secretary of Princeton
                                                                      Services
Debra W. Landsman-Yaros............  Senior Vice President          Senior Vice President of MLAM; Senior Vice President
                                                                      of Princeton Services; Senior Vice President of
                                                                      PFD
Stephen M.M. Miller................  Senior Vice President          Executive Vice President of Princeton
                                                                      Administrators, L.P.; Senior Vice President of
                                                                      Princeton Services
Joseph T. Monagle, Jr..............  Senior Vice President          Senior Vice President of MLAM; Senior Vice President
                                                                      of Princeton Services
Brian A. Murdock...................  Senior Vice President          Senior Vice President of MLAM; Senior Vice President
                                                                      of Princeton Services; Director of PFD
Gregory D. Upah....................  Senior Vice President          Senior Vice President of MLAM; Senior Vice President
                                                                      of Princeton Services


ITEM 27. PRINCIPAL UNDERWRITERS.

    (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first paragraph of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc., and MLFD also acts as the principal underwriter for the following closed-end investment companies: Merrill

Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.


    (b) Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Brady, Breen, Fatseas, and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.



                                    POSITIONS AND OFFICES                  POSITIONS AND OFFICES
NAME                                WITH THE DISTRIBUTOR                   WITH REGISTRANT
----------------------------------  -------------------------------------  ----------------------------------
Terry K. Glenn....................  President and Director                 Trustee
Thomas J. Verage..................  Director                               None
Robert W. Crook...................  Senior Vice President                  President and Trustee
Michael J. Brady..................  Vice President                         Senior Vice President
William M. Breen..................  Vice President                         Senior Vice President, Chief
                                                                             Financial Officer and Treasurer
Michael G. Clark..................  Vice President                         None
James T. Fatseas..................  Vice President                         Executive Vice-President
Debra W. Landsman-Yaros...........  Vice President                         None
Michelle T. Lau...................  Vice President                         None
Donald C. Burke...................  Vice President and Treasurer           Vice President
Salvatore Venezia.................  Vice President                         None
William Wasel.....................  Vice President                         Senior Vice President
Robert Harris.....................  Secretary                              None


    (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Registrant and its Custodian and Transfer Agent.

ITEM 29. MANAGEMENT SERVICES.

    Other than as set forth under the caption "Management" in the Prospectus constituting Part A of the Registration Statement and under the caption "Investment Advisory and Other Services" in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS.

    None.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Suffolk and Commonwealth of Massachusetts, on the 27th day of August, 1999.


                                MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES

                                By   /s/ ROBERT W. CROOK
                                     ------------------------------------------
                                     Robert W. Crook, President

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.


          SIGNATURE                       TITLE                 DATE
------------------------------  --------------------------  ------------

     /s/ ROBERT W. CROOK        President and Trustee        August 27,
------------------------------  (Principal Executive            1999
       Robert W. Crook          Officer)

     /s/ WILLIAM M. BREEN       Chief Financial Officer      August 27,
------------------------------  (Principal Financial and        1999
       William M. Breen         Accounting Officer)

              *                 Trustee
------------------------------
    A. Bruce Brackenridge

              *                 Trustee
------------------------------
    Charles C. Cabot, Jr.

              *                 Trustee
------------------------------
        James T. Flynn

              *                 Trustee
------------------------------
        Terry K. Glenn

              *                 Trustee
------------------------------
   George W. Holbrook, Jr.

              *                 Trustee
------------------------------
        W. Carl Kester



*By:     /s/ ROBERT W. CROOK                                   August 27, 1999
-------------------------------
           Robert W. Crook
          ATTORNEY-IN-FACT

                               INDEX TO EXHIBITS



EXHIBIT
NUMBERS     DESCRIPTION
----------  --------------------------------------------------------------------------------------------------------------
 10         Opinion and Consent of Rogers & Wells LLP
 11         Consent of Deloitte & Touche LLP, independent auditors for Registrant